UNITED STATES
SECURITIES AND EXCHANGE COMMISSION
Washington, D.C. 20549
FORM N-Q

QUARTERLY SCHEDULE OF PORTFOLIO HOLDINGS OF REGISTERED
MANAGEMENT INVESTMENT COMPANY

Investment Company Act file number	811-06441

AMERICAN CENTURY INTERNATIONAL BOND FUNDS
(Exact name of registrant as specified in charter)

4500 MAIN STREET, KANSAS CITY, MISSOURI	64111
(Address of principal executive offices)	(Zip Code)

CHARLES A. ETHERINGTON, 4500 MAIN STREET KANSAS CITY, MISSOURI 64111
(Name and address of agent for service)

Registrant’s telephone number, including area code:	816-531-5575

Date of fiscal year end:	10-31

Date of reporting period:	07-31-2018

ITEM 1. SCHEDULE OF INVESTMENTS.

American Century Investments®
Quarterly Portfolio Holdings
Emerging Markets Debt Fund
July 31, 2018

Emerging Markets Debt Fund - Schedule of Investments
JULY 31, 2018 (UNAUDITED)

	Shares/ Principal Amount ($)	Value ($)
CORPORATE BONDS — 77.5%
Argentina — 2.5%
Rio Energy SA / UGEN SA / UENSA SA, 6.875%, 2/1/25(1)	1,600,000	1,334,400
Transportadora de Gas del Sur SA, 6.75%, 5/2/25(1)	2,400,000	2,267,280
YPF SA, 8.75%, 4/4/24	6,750,000	6,878,250
YPF SA, 6.95%, 7/21/27	200,000	179,000
		10,658,930
Brazil — 3.9%
Globo Comunicacao e Participacoes SA, 5.125%, 3/31/27(1)	200,000	189,252
MARB BondCo plc, 7.00%, 3/15/24(1)	2,500,000	2,453,125
Minerva Luxembourg SA, 6.50%, 9/20/26	3,800,000	3,553,000
Minerva Luxembourg SA, 5.875%, 1/19/28(1)	2,500,000	2,209,375
Petrobras Global Finance BV, 8.75%, 5/23/26	2,400,000	2,718,000
Petrobras Global Finance BV, 5.75%, 2/1/29	1,240,000	1,141,110
Rumo Luxembourg Sarl, 7.375%, 2/9/24	3,000,000	3,118,500
Rumo Luxembourg Sarl, 5.875%, 1/18/25(1)	1,200,000	1,154,250
		16,536,612
Chile — 3.4%
Colbun SA, 3.95%, 10/11/27(1)	2,200,000	2,088,768
Enel Chile SA, 4.875%, 6/12/28	4,000,000	4,098,120
Geopark Ltd., 6.50%, 9/21/24	6,100,000	6,041,562
VTR Finance BV, 6.875%, 1/15/24	2,180,000	2,261,532
		14,489,982
China — 7.8%
Avi Funding Co. Ltd., MTN, 3.80%, 9/16/25	2,000,000	1,957,044
Baidu, Inc., 2.75%, 6/9/19	1,450,000	1,444,188
China Overseas Finance Cayman III Ltd., 3.375%, 10/29/18	700,000	700,132
China Overseas Finance Cayman V Ltd., 3.95%, 11/15/22	3,950,000	3,900,649
China Resources Gas Group Ltd., MTN, 4.50%, 4/5/22	4,650,000	4,717,611
CITIC Ltd., MTN, 6.80%, 1/17/23	2,250,000	2,485,399
CNOOC Finance 2013 Ltd., 3.00%, 5/9/23	6,450,000	6,208,028
CNPC General Capital Ltd., 2.75%, 5/14/19	400,000	398,359
CRCC Yuxiang Ltd., 3.50%, 5/16/23	1,400,000	1,360,941
JD.com, Inc., 3.875%, 4/29/26	3,500,000	3,337,836
Sinopec Group Overseas Development 2015 Ltd., 2.50%, 4/28/20(1)	200,000	196,897
Sinopec Group Overseas Development 2016 Ltd., 2.125%, 5/3/19	600,000	594,960
Sinopec Group Overseas Development 2017 Ltd., 2.25%, 9/13/20(1)	700,000	681,421
Tencent Holdings Ltd., 3.60%, 1/19/28(1)	5,150,000	4,911,164
		32,894,629
Colombia — 3.7%
Bancolombia SA, VRN, 4.875%, 10/18/22(2)	4,550,000	4,476,062
Ecopetrol SA, 7.625%, 7/23/19	3,000,000	3,129,930
Ecopetrol SA, 5.875%, 5/28/45	4,000,000	4,013,000
Gran Tierra Energy International Holdings Ltd., 6.25%, 2/15/25(1)	3,800,000	3,676,500

Millicom International Cellular SA, 5.125%, 1/15/28(1)	500,000	474,950
		15,770,442
Ghana — 1.0%
Tullow Oil plc, 7.00%, 3/1/25(1)	4,300,000	4,192,500
Guatemala — 1.6%
Comunicaciones Celulares SA Via Comcel Trust, 6.875%, 2/6/24	6,300,000	6,555,056
Hong Kong — 1.2%
Bank of China Hong Kong Ltd., 5.55%, 2/11/20	1,000,000	1,027,262
Bank of East Asia Ltd. (The), MTN, VRN, 4.25%, 11/20/19(2)	200,000	199,482
China CITIC Bank International Ltd., MTN, 6.875%, 6/24/20	1,000,000	1,047,095
CK Hutchison International 17 II Ltd., 2.25%, 9/29/20(1)	2,000,000	1,951,484
HPHT Finance 17 Ltd., 2.75%, 9/11/22	1,000,000	947,894
Hutchison Whampoa International 09 Ltd., 7.625%, 4/9/19	100,000	103,120
		5,276,337
India — 5.1%
Axis Bank Ltd., MTN, 3.00%, 8/8/22	2,800,000	2,668,910
Bharti Airtel International Netherlands BV, 5.125%, 3/11/23	6,450,000	6,465,396
Greenko Investment Co., 4.875%, 8/16/23(1)	2,400,000	2,238,494
ICICI Bank Ltd., 5.75%, 11/16/20	400,000	414,837
ICICI Bank Ltd., MTN, 4.00%, 3/18/26	2,500,000	2,355,500
Reliance Industries Ltd., 4.125%, 1/28/25	2,400,000	2,348,559
Vedanta Resources plc, 6.125%, 8/9/24	1,800,000	1,680,728
Vedanta Resources plc, 6.125%, 8/9/24(1)	3,400,000	3,174,709
		21,347,133
Indonesia — 4.4%
Indika Energy Capital III Pte Ltd., 5.875%, 11/9/24	2,158,000	2,074,982
Indo Energy Finance II BV, 6.375%, 1/24/23	5,400,000	5,348,181
Listrindo Capital BV, 4.95%, 9/14/26	1,400,000	1,323,000
Minejesa Capital BV, 4.625%, 8/10/30(1)	2,800,000	2,641,234
Perusahaan Gas Negara Persero Tbk, 5.125%, 5/16/24	2,800,000	2,825,934
Saka Energi Indonesia PT, 4.45%, 5/5/24	2,800,000	2,623,292
TBG Global Pte Ltd., 5.25%, 2/10/22	1,700,000	1,688,017
		18,524,640
Israel — 2.1%
Altice Financing SA, 7.50%, 5/15/26	2,000,000	1,952,200
Israel Electric Corp. Ltd., 6.875%, 6/21/23(1)	1,300,000	1,450,449
Israel Electric Corp. Ltd., 5.00%, 11/12/24(1)	800,000	830,040
Teva Pharmaceutical Finance Netherlands III BV, 2.80%, 7/21/23	4,100,000	3,709,727
Teva Pharmaceutical Finance Netherlands III BV, 6.75%, 3/1/28	1,000,000	1,069,081
		9,011,497
Jamaica — 1.7%
Digicel Group Ltd., 8.25%, 9/30/20	7,900,000	5,786,750
Digicel Ltd., 6.00%, 4/15/21	1,600,000	1,486,000
		7,272,750
Kazakhstan — 0.8%
KazTransGas JSC, 4.375%, 9/26/27(1)	3,400,000	3,277,121
Kuwait — 0.6%
Equate Petrochemical BV, MTN, 4.25%, 11/3/26	1,584,000	1,565,755

Kuwait Projects Co. SPC Ltd., 5.00%, 3/15/23	950,000	957,990
		2,523,745
Malaysia — 0.2%
Axiata SPV1 Labuan Ltd., 5.375%, 4/28/20	1,000,000	1,031,692
Mexico — 5.3%
Banco Mercantil del Norte SA, VRN, 5.75%, 10/4/26(2)	4,000,000	3,905,000
BBVA Bancomer SA, VRN, 5.125%, 1/18/28(1)(2)	3,300,000	3,088,008
Cemex SAB de CV, 6.125%, 5/5/25	5,000,000	5,182,500
Cometa Energia SA de CV, 6.375%, 4/24/35(1)	6,000,000	5,925,000
Grupo KUO SAB De CV, 5.75%, 7/7/27	2,450,000	2,394,875
Sixsigma Networks Mexico SA de CV, 7.50%, 5/2/25(1)	1,950,000	1,952,340
		22,447,723
Nigeria — 1.7%
Guaranty Trust Bank plc, MTN, 6.00%, 11/8/18	500,000	503,208
IHS Netherlands Holdco BV, 9.50%, 10/27/21(1)	2,130,000	2,189,913
Zenith Bank plc, MTN, 6.25%, 4/22/19	4,400,000	4,438,847
		7,131,968
Oman — 0.9%
Oztel Holdings SPC Ltd., 6.625%, 4/24/28(1)	3,650,000	3,630,199
Panama — 1.9%
Banistmo SA, 3.65%, 9/19/22	3,886,000	3,749,990
C&W Senior Financing DAC, 6.875%, 9/15/27(1)	4,179,000	4,105,868
		7,855,858
Peru — 3.5%
Banco de Credito del Peru, 2.25%, 10/25/19(1)	200,000	197,350
Banco Internacional del Peru SAA Interbank, 3.375%, 1/18/23(1)	3,000,000	2,910,000
Banco Internacional del Peru SAA Interbank, VRN, 6.625%, 3/19/24(2)	200,000	218,000
Fenix Power Peru SA, 4.32%, 9/20/27	4,100,000	3,910,416
Intercorp Financial Services, Inc., 4.125%, 10/19/27(1)	4,600,000	4,340,100
Kallpa Generacion SA, 4.125%, 8/16/27	3,404,000	3,212,525
		14,788,391
Philippines†
FPT Finance Ltd., 6.375%, 9/28/20	100,000	104,473
Qatar — 1.9%
Nakilat, Inc., 6.07%, 12/31/33(1)	800,000	884,160
Nakilat, Inc., 6.27%, 12/31/33	201,030	222,399
Ooredoo International Finance Ltd., 7.875%, 6/10/19(1)	2,249,000	2,345,174
Ooredoo Tamweel Ltd., 3.04%, 12/3/18	600,000	600,334
Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 9/30/20(1)	355,680	364,359
Ras Laffan Liquefied Natural Gas Co. Ltd. II, 5.30%, 9/30/20	273,600	280,276
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 6.75%, 9/30/19	400,000	415,305
Ras Laffan Liquefied Natural Gas Co. Ltd. III, 6.75%, 9/30/19(1)	2,800,000	2,907,132
		8,019,139
Russia — 4.8%
Gazprom OAO Via Gaz Capital SA, 9.25%, 4/23/19	7,000,000	7,285,194
Gazprom OAO Via Gaz Capital SA, MTN, 7.29%, 8/16/37	1,600,000	1,838,224
GTH Finance BV, 7.25%, 4/26/23(1)	2,300,000	2,430,582
Lukoil International Finance BV, 6.125%, 11/9/20	200,000	209,646
Sberbank of Russia Via SB Capital SA, 5.18%, 6/28/19	4,600,000	4,671,857

VEON Holdings BV, 5.20%, 2/13/19	2,400,000	2,412,000
VEON Holdings BV, 4.95%, 6/16/24	1,500,000	1,439,430
		20,286,933
Singapore — 2.5%
Oversea-Chinese Banking Corp. Ltd., MTN, 4.25%, 6/19/24	3,000,000	2,993,169
Oversea-Chinese Banking Corp. Ltd., MTN, VRN, 4.00%, 10/15/19(2)	2,300,000	2,303,619
United Overseas Bank Ltd., MTN, VRN, 3.75%, 9/19/19(2)	2,300,000	2,300,055
United Overseas Bank Ltd., MTN, VRN, 2.88%, 3/8/22(2)	3,000,000	2,864,694
		10,461,537
South Africa — 2.6%
Liquid Telecommunications Financing plc, 8.50%, 7/13/22(1)	2,250,000	2,348,006
MTN Mauritius Investments Ltd., 4.76%, 11/11/24	5,351,000	5,062,945
Myriad International Holdings BV, 6.00%, 7/18/20	2,000,000	2,098,620
Stillwater Mining Co., 7.125%, 6/27/25	1,600,000	1,493,459
		11,003,030
South Korea — 2.0%
Harvest Operations Corp., 3.00%, 9/21/22(1)	2,800,000	2,706,820
Hyundai Capital America, 2.55%, 2/6/19	200,000	199,419
KEB Hana Bank, MTN, 4.375%, 9/30/24	3,200,000	3,148,941
Woori Bank, MTN, 4.75%, 4/30/24	2,250,000	2,234,898
		8,290,078
Tanzania, United Republic Of — 0.4%
HTA Group Ltd., 9.125%, 3/8/22	1,600,000	1,643,947
Thailand — 0.9%
PTTEP Treasury Center Co. Ltd., VRN, 4.875%, 6/18/19(2)	3,250,000	3,272,415
Siam Commercial Bank PCL, MTN, 3.50%, 4/7/19	400,000	400,539
		3,672,954
Turkey — 5.9%
Akbank Turk AS, MTN, 5.125%, 3/31/25	1,000,000	866,346
Akbank Turk AS, VRN, 6.80%, 4/27/23(1)(2)	3,700,000	2,845,256
KOC Holding AS, 5.25%, 3/15/23	1,300,000	1,238,077
QNB Finansbank AS, 4.875%, 5/19/22(1)	200,000	184,721
QNB Finansbank AS, MTN, 6.25%, 4/30/19	200,000	201,315
Tupras Turkiye Petrol Rafinerileri AS, 4.50%, 10/18/24(1)	1,100,000	967,816
Turk Telekomunikasyon AS, 3.75%, 6/19/19	2,750,000	2,719,670
Turk Telekomunikasyon AS, 4.875%, 6/19/24	2,200,000	1,982,446
Turkiye Garanti Bankasi AS, MTN, 4.75%, 10/17/19	3,680,000	3,645,919
Turkiye Garanti Bankasi AS, VRN, 6.125%, 5/24/22(1)(2)	2,600,000	2,079,277
Turkiye Is Bankasi AS, 3.75%, 10/10/18	200,000	199,578
Turkiye Is Bankasi AS, 6.125%, 4/25/24(1)	300,000	264,163
Yapi ve Kredi Bankasi AS, 5.25%, 12/3/18	200,000	199,820
Yapi ve Kredi Bankasi AS, 5.125%, 10/22/19	2,000,000	1,968,532
Yapi ve Kredi Bankasi AS, 5.85%, 6/21/24(1)	2,300,000	1,978,331
Yapi ve Kredi Bankasi AS, MTN, 6.10%, 3/16/23	4,050,000	3,668,494
		25,009,761
Ukraine — 0.4%
MHP SE, 7.75%, 5/10/24(1)	1,700,000	1,749,215
United Arab Emirates — 0.5%
Abu Dhabi National Energy Co. PJSC, 4.875%, 4/23/30(1)	1,500,000	1,530,627

ADCB Finance Cayman Ltd., MTN, 4.50%, 3/6/23	700,000	710,848
		2,241,475
Zambia — 2.3%
First Quantum Minerals Ltd., 7.25%, 4/1/23	1,450,000	1,462,688
First Quantum Minerals Ltd., 6.50%, 3/1/24(1)	4,000,000	3,910,000
First Quantum Minerals Ltd., 6.875%, 3/1/26(1)	4,450,000	4,361,000
		9,733,688
TOTAL CORPORATE BONDS (Cost $338,415,872)		327,433,435
SOVEREIGN GOVERNMENTS AND AGENCIES — 5.7%
Argentina — 1.7%
Argentine Republic Government International Bond, 6.875%, 1/26/27	3,700,000	3,370,737
Argentine Republic Government International Bond, 5.875%, 1/11/28	4,400,000	3,700,994
		7,071,731
Jordan†
Jordan Government International Bond, 7.375%, 10/10/47(1)	200,000	193,315
Oman — 0.4%
Oman Government International Bond, 5.375%, 3/8/27	1,800,000	1,750,993
Russia — 0.1%
Russian Foreign Bond - Eurobond, 5.00%, 4/29/20	200,000	205,468
Senegal — 0.4%
Senegal Government International Bond, 6.75%, 3/13/48(1)	2,050,000	1,865,295
South Africa — 1.0%
Republic of South Africa Government International Bond, 5.50%, 3/9/20	4,100,000	4,225,640
South Korea — 0.7%
Korea Gas Corp., 3.875%, 2/12/24	2,800,000	2,789,005
Turkey — 1.4%
Turkey Government International Bond, 4.875%, 10/9/26	300,000	258,362
Turkey Government International Bond, 7.50%, 11/7/19	5,650,000	5,795,742
		6,054,104
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $25,231,512)		24,155,551
COMMON STOCKS†
Colombia†
Frontera Energy Corp.(3) (Cost $202,817)	2,078	30,650
U.S. TREASURY SECURITIES†
United States†
U.S. Treasury Notes, 2.25%, 8/15/27 (Cost $9,899)	10,000	9,443
TEMPORARY CASH INVESTMENTS(4) — 15.7%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 4.375%, 1/31/20 - 11/15/47, valued at $23,393,826), in a joint trading account at 1.75%, dated 7/31/18, due 8/1/18 (Delivery value $22,977,293)		22,976,176
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $19,539,248), at 0.90%, dated 7/31/18, due 8/1/18 (Delivery value $19,156,479)		19,156,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	1,718,438	1,718,438
U.S. Treasury Bills, 1.86%, 8/2/18(5)(6)	1,700,000	1,699,915

U.S. Treasury Bills, 1.93%, 9/6/18(6)	21,025,000	20,985,526
TOTAL TEMPORARY CASH INVESTMENTS (Cost $66,535,896)		66,536,055
TOTAL INVESTMENT SECURITIES — 98.9% (Cost $430,395,996)		418,165,134
OTHER ASSETS AND LIABILITIES — 1.1%		4,468,915
TOTAL NET ASSETS — 100.0%		$422,634,049

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 2-Year Notes	205	September 2018	$41,000,000	43,331,875	(70,928)
U.S. Treasury 5-Year Notes	131	September 2018	$13,100,000	14,819,375	(4,389)
U.S. Treasury Long Bonds	115	September 2018	$11,500,000	16,441,406	93,179
U.S. Treasury Ultra Bonds	8	September 2018	$800,000	1,255,250	2,482
				75,847,906	20,344

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
U.S. Treasury 10-Year Ultra Notes	19	September 2018	$1,900,000	2,415,078	2,926

CREDIT DEFAULT SWAP AGREEMENTS§
Counterparty/ Reference Entity	Type	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Bank of America N.A. / Republic of Chile	Buy	(1.00)%	6/20/23	$1,500,000	$(32,619)	$(4,447)	$(37,066)
Bank of America N.A. / Mexican Government International Bond	Buy	(1.00)%	6/20/23	$2,700,000	21,524	(7,386)	14,138
Bank of America N.A. / Colombia Government International Bond	Buy	(1.00)%	6/20/23	$10,350,000	61,974	(49,007)	12,967
Barclays Bank plc / Republic of Chile	Buy	(1.00)%	6/20/23	$8,800,000	(191,332)	(26,125)	(217,457)
Goldman Sachs & Co. / Republic of Korea	Buy	(1.00)%	6/20/23	$16,600,000	(351,681)	(109,380)	(461,061)
Goldman Sachs & Co. / Republic of Turkey	Buy	(1.00)%	6/20/23	$10,600,000	918,007	45,949	963,956
Morgan Stanley / Brazil International Bond	Buy	(1.00)%	6/20/23	$10,100,000	290,450	190,898	481,348
Morgan Stanley / Republic of Korea	Buy	(1.00)%	6/20/23	$12,200,000	(266,938)	(71,914)	(338,852)
Morgan Stanley / Mexican Government International Bond	Buy	(1.00)%	6/20/23	$12,900,000	102,834	(35,286)	67,548
					$552,219	$(66,698)	$485,521

§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

^The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

NOTES TO SCHEDULE OF INVESTMENTS
MTN	-	Medium Term Note
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $105,647,440, which represented 25.0% of total net assets.

(2)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(3)	Non-income producing.

(4)	Category includes collateral received at the custodian bank for collateral requirements on swap agreements. At the period end, the aggregate value of cash deposits received was $950,000.

(5)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $524,947.

(6)	The rate indicated is the yield to maturity at purchase.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Sovereign governments and agencies, corporate bonds, and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information.

Equity securities that are listed or traded on a domestic securities exchange are valued at the last reported sales price or at the official closing price as provided by the exchange. Equity securities traded on foreign securities exchanges are generally valued at the closing price of such securities on the exchange where primarily traded or at the close of the NYSE, if that is earlier. If no last sales price is reported, or if local convention or regulation so provides, the mean of the latest bid and asked prices may be used. Securities traded over-the-counter are valued at the mean of the latest bid and asked prices, the last sales price, or the official closing price. Equity securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region. The fund also monitors for significant fluctuations between domestic and foreign markets, as evidenced by the U.S. market or such other indicators that the Board of Trustees, or its delegate, deems appropriate. If significant fluctuations in foreign markets are identified, the fund may apply a model-derived factor to the closing price of equity securities traded on foreign securities exchanges. The factor is based on observable market data as provided by an independent pricing service.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Corporate Bonds	—	327,433,435	—
Sovereign Governments and Agencies	—	24,155,551	—
Common Stocks	30,650	—	—
U.S. Treasury Securities	—	9,443	—
Temporary Cash Investments	1,718,438	64,817,617	—
	1,749,088	416,416,046	—
Other Financial Instruments
Futures Contracts	98,587	—	—
Swap Agreements	—	1,539,957	—
	98,587	1,539,957	—
Liabilities
Other Financial Instruments
Futures Contracts	75,317	—	—
Swap Agreements	—	1,054,436	—
	75,317	1,054,436	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
Global Bond Fund
July 31, 2018

Global Bond - Schedule of Investments
JULY 31, 2018 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
SOVEREIGN GOVERNMENTS AND AGENCIES — 38.2%
Argentina — 0.2%
Argentine Republic Government International Bond, 7.50%, 4/22/26		$550,000	523,743
Argentine Republic Government International Bond, 6.875%, 1/26/27		$800,000	728,808
Argentine Republic Government International Bond, 6.625%, 7/6/28		$1,700,000	1,505,775
Argentine Republic Government International Bond, 7.625%, 4/22/46		$1,250,000	1,062,044
			3,820,370
Australia — 1.2%
Australia Government Bond, 2.75%, 4/21/24	AUD	20,016,000	15,159,333
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	4,100,000	3,046,219
			18,205,552
Austria — 0.7%
Republic of Austria Government Bond, 3.40%, 11/22/22(1)	EUR	3,395,000	4,590,123
Republic of Austria Government Bond, 0.75%, 10/20/26(1)	EUR	2,489,000	2,985,554
Republic of Austria Government Bond, 4.15%, 3/15/37(1)	EUR	1,610,000	2,855,458
			10,431,135
Belgium — 0.4%
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(1)	EUR	1,335,000	2,396,185
Kingdom of Belgium Government Bond, 1.60%, 6/22/47(1)	EUR	3,900,000	4,516,082
			6,912,267
Brazil — 0.1%
Brazilian Government International Bond, 2.625%, 1/5/23		$488,000	453,352
Brazilian Government International Bond, 5.625%, 1/7/41		$1,000,000	937,000
			1,390,352
Canada — 5.2%
Canadian Government Bond, 1.00%, 9/1/22	CAD	57,800,000	42,343,715
Canadian Government Bond, 4.00%, 6/1/41	CAD	4,150,000	4,089,067
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	6,970,000	5,500,130
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	11,980,000	9,283,775
Province of Quebec Canada, 3.00%, 9/1/23	CAD	7,892,000	6,166,602
Province of Quebec Canada, 5.75%, 12/1/36	CAD	6,345,000	6,658,921
Province of Quebec Canada, 3.50%, 12/1/48	CAD	5,797,000	4,796,735
			78,838,945
Chile†
Chile Government International Bond, 3.25%, 9/14/21		$300,000	300,263
Colombia — 0.2%
Colombia Government International Bond, 7.375%, 9/18/37		$2,100,000	2,656,500
Czech Republic — 0.1%
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	28,900,000	1,493,234
Denmark — 0.2%
Denmark Government Bond, 0.50%, 11/15/27	DKK	15,795,000	2,501,745
Denmark Government Bond, 4.50%, 11/15/39	DKK	1,705,000	457,651
			2,959,396
Dominican Republic — 0.2%
Dominican Republic International Bond, 6.875%, 1/29/26		$1,900,000	2,038,567

Dominican Republic International Bond, 5.95%, 1/25/27(1)		$800,000	813,000
Dominican Republic International Bond, 5.95%, 1/25/27		$800,000	813,000
			3,664,567
Egypt — 0.1%
Egypt Government International Bond, 5.75%, 4/29/20		$1,000,000	1,019,921
Egypt Government International Bond, 7.50%, 1/31/27(1)		$600,000	626,628
			1,646,549
Finland — 0.3%
Finland Government Bond, 4.00%, 7/4/25(1)	EUR	3,247,000	4,782,636
France — 1.0%
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	3,456,518	6,044,428
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	6,158,000	9,995,135
			16,039,563
Germany — 1.2%
Bundesrepublik Deutschland Bundesanleihe, 0.50%, 2/15/25	EUR	642,000	774,385
Bundesrepublik Deutschland Bundesanleihe, 0.00%, 8/15/26(2)	EUR	9,285,000	10,684,890
Bundesrepublik Deutschland Bundesanleihe, 4.75%, 7/4/40	EUR	1,189,000	2,464,585
Bundesrepublik Deutschland Bundesanleihe, 2.50%, 7/4/44	EUR	3,067,000	4,807,270
			18,731,130
Hungary — 2.0%
Hungary Government Bond, 6.75%, 10/22/28	HUF	6,372,000,000	30,111,699
Hungary Government International Bond, 7.625%, 3/29/41		$500,000	708,211
			30,819,910
Indonesia — 0.2%
Indonesia Government International Bond, 4.75%, 1/8/26(1)		$1,000,000	1,030,723
Indonesia Government International Bond, MTN, 6.75%, 1/15/44		$1,800,000	2,214,331
			3,245,054
Ireland — 0.4%
Ireland Government Bond, 3.40%, 3/18/24	EUR	4,403,000	6,073,602
Italy — 2.8%
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	16,633,000	18,927,473
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(1)	EUR	10,193,000	14,395,275
Italy Buoni Poliennali Del Tesoro, 3.45%, 3/1/48(1)	EUR	7,405,000	8,611,343
Republic of Italy Government International Bond, 6.875%, 9/27/23		$120,000	132,764
			42,066,855
Japan — 6.7%
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	1,995,350,000	23,967,559
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	1,444,800,000	16,754,408
Japan Government Thirty Year Bond, 1.40%, 12/20/45	JPY	2,473,750,000	26,003,457
Japan Government Thirty Year Bond, 0.80%, 3/20/48	JPY	520,000,000	4,732,877
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	2,929,800,000	30,820,715
			102,279,016
Jordan — 0.2%
Jordan Government International Bond, 5.75%, 1/31/27		$2,000,000	1,918,622
Jordan Government International Bond, 7.375%, 10/10/47		$1,200,000	1,159,888
			3,078,510
Malaysia — 0.2%
Malaysia Government Bond, 3.96%, 9/15/25	MYR	13,250,000	3,238,848

Mexico — 3.8%
Mexican Bonos, 6.50%, 6/9/22	MXN	130,050,000	6,681,079
Mexican Bonos, 8.00%, 12/7/23	MXN	229,000,000	12,433,842
Mexican Bonos, 10.00%, 11/20/36	MXN	475,140,000	30,802,935
Mexico Government International Bond, 4.125%, 1/21/26		$300,000	298,275
Mexico Government International Bond, 4.15%, 3/28/27		$3,900,000	3,844,913
Nacional Financiera SNC, MTN, 0.78%, 3/29/22	JPY	500,000,000	4,504,507
			58,565,551
Namibia — 0.1%
Namibia International Bonds, 5.25%, 10/29/25		$1,500,000	1,451,934
Netherlands — 1.0%
Netherlands Government Bond, 0.00%, 1/15/22(1)(2)	EUR	4,836,000	5,721,049
Netherlands Government Bond, 0.50%, 7/15/26(1)	EUR	5,616,000	6,677,173
Netherlands Government Bond, 2.75%, 1/15/47(1)	EUR	1,778,000	2,937,148
			15,335,370
New Zealand — 0.1%
New Zealand Government Bond, 5.50%, 4/15/23	NZD	2,850,000	2,232,992
Norway — 0.3%
Norway Government Bond, 2.00%, 5/24/23(1)	NOK	4,725,000	592,649
Norway Government Bond, 1.75%, 2/17/27(1)	NOK	27,700,000	3,384,401
			3,977,050
Panama — 0.2%
Panama Government International Bond, 6.70%, 1/26/36		$2,000,000	2,490,000
Paraguay†
Paraguay Government International Bond, 5.00%, 4/15/26(1)		$500,000	517,500
Peru — 0.1%
Peruvian Government International Bond, 4.125%, 8/25/27		$1,200,000	1,242,600
Peruvian Government International Bond, 6.55%, 3/14/37		$350,000	446,250
			1,688,850
Philippines — 0.1%
Philippine Government International Bond, 6.375%, 10/23/34		$1,000,000	1,251,421
Poland — 0.3%
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	11,985,000	3,516,468
Republic of Poland Government International Bond, 4.00%, 1/22/24		$500,000	511,037
			4,027,505
Russia — 0.4%
Russian Federal Bond - OFZ, 7.05%, 1/19/28	RUB	77,600,000	1,200,896
Russian Foreign Bond - Eurobond, 12.75%, 6/24/28		$1,500,000	2,466,169
Russian Foreign Bond - Eurobond, 5.25%, 6/23/47		$2,000,000	1,990,484
			5,657,549
Saudi Arabia — 0.1%
Saudi Government International Bond, 2.375%, 10/26/21(1)		$1,300,000	1,252,381
Senegal — 0.1%
Senegal Government International Bond, 6.25%, 5/23/33(1)		$1,500,000	1,418,364
Serbia — 0.1%
Serbia International Bond, 7.25%, 9/28/21(1)		$800,000	876,346
Singapore — 0.2%
Singapore Government Bond, 3.125%, 9/1/22	SGD	4,410,000	3,376,673

South Africa — 3.0%
Republic of South Africa Government Bond, 7.75%, 2/28/23	ZAR	236,000,000	17,707,823
Republic of South Africa Government Bond, 10.50%, 12/21/26	ZAR	197,000,000	16,625,798
Republic of South Africa Government Bond, 8.00%, 1/31/30	ZAR	160,000,000	11,321,693
Republic of South Africa Government International Bond, 4.67%, 1/17/24		$250,000	250,002
			45,905,316
Switzerland — 0.5%
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	5,058,000	5,676,872
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	1,534,000	2,099,725
			7,776,597
Thailand — 0.4%
Thailand Government Bond, 3.85%, 12/12/25	THB	175,700,000	5,763,235
Tunisia — 0.2%
Banque Centrale de Tunisie International Bond, 5.75%, 1/30/25		$2,800,000	2,566,368
Turkey — 0.3%
Turkey Government International Bond, 3.25%, 3/23/23		$180,000	157,561
Turkey Government International Bond, 4.25%, 4/14/26		$2,500,000	2,093,200
Turkey Government International Bond, 6.00%, 3/25/27		$1,200,000	1,104,960
Turkey Government International Bond, 5.75%, 5/11/47		$1,050,000	822,213
			4,177,934
United Kingdom — 3.3%
United Kingdom Gilt, 1.50%, 7/22/26	GBP	18,316,000	24,459,518
United Kingdom Gilt, 4.50%, 12/7/42	GBP	8,026,000	16,190,518
United Kingdom Gilt, 4.25%, 12/7/49	GBP	2,656,000	5,586,874
United Kingdom Gilt, 4.25%, 12/7/55	GBP	2,020,000	4,544,563
			50,781,473
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $587,393,052)			583,764,663
CORPORATE BONDS — 32.6%
Aerospace and Defense — 0.1%
Lockheed Martin Corp., 3.55%, 1/15/26		$670,000	665,981
Lockheed Martin Corp., 3.80%, 3/1/45		240,000	227,598
Rockwell Collins, Inc., 4.35%, 4/15/47		310,000	305,899
United Technologies Corp., 5.70%, 4/15/40		380,000	439,536
			1,639,014
Air Freight and Logistics — 0.1%
United Parcel Service, Inc., 2.80%, 11/15/24		1,180,000	1,133,175
Airlines — 0.1%
United Continental Holdings, Inc., 4.25%, 10/1/22		1,150,000	1,125,563
Auto Components — 0.3%
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23		2,650,000	2,636,750
Tenneco, Inc., 5.00%, 7/15/26		1,060,000	938,100
ZF North America Capital, Inc., 4.00%, 4/29/20(1)		560,000	562,589
			4,137,439
Automobiles — 0.5%
Ford Motor Co., 4.35%, 12/8/26		370,000	356,524
Ford Motor Credit Co. LLC, 5.875%, 8/2/21		2,710,000	2,859,563
Ford Motor Credit Co. LLC, 2.98%, 8/3/22		450,000	432,321
General Motors Co., 5.15%, 4/1/38		560,000	539,775
General Motors Financial Co., Inc., 3.20%, 7/6/21		1,860,000	1,834,980

General Motors Financial Co., Inc., 5.25%, 3/1/26		800,000	829,704
Jaguar Land Rover Automotive plc, 3.50%, 3/15/20(1)		980,000	973,875
			7,826,742
Banks — 6.0%
Banco de Bogota SA, 6.25%, 5/12/26		1,200,000	1,271,280
Banco Santander SA, MTN, 2.50%, 3/18/25	EUR	3,700,000	4,413,071
Bancolombia SA, VRN, 4.875%, 10/18/22(3)		$2,500,000	2,459,375
Bank of America Corp., MTN, 4.20%, 8/26/24		430,000	432,398
Bank of America Corp., MTN, 4.00%, 1/22/25		1,390,000	1,374,216
Bank of America Corp., MTN, 2.30%, 7/25/25	GBP	900,000	1,166,920
Bank of America Corp., MTN, VRN, 3.82%, 1/20/27(3)		$2,500,000	2,437,802
Bank of America Corp., MTN, VRN, 4.44%, 1/20/47(3)		250,000	251,307
Bank of America Corp., VRN, 3.42%, 12/20/27(3)		120,000	112,650
Banque Federative du Credit Mutuel SA, 2.00%, 4/12/19(1)		250,000	248,557
Barclays plc, 4.375%, 1/12/26		200,000	196,171
Barclays plc, 4.95%, 1/10/47		400,000	386,721
BPCE SA, 3.00%, 5/22/22(1)		790,000	766,739
BPCE SA, 5.15%, 7/21/24(1)		300,000	306,573
BPCE SA, VRN, 2.75%, 7/8/21(3)	EUR	1,700,000	2,078,265
Branch Banking & Trust Co., 3.625%, 9/16/25		$337,000	332,315
Branch Banking & Trust Co., 3.80%, 10/30/26		10,000	9,959
CaixaBank SA, MTN, VRN, 2.75%, 7/14/23(3)	EUR	2,200,000	2,642,019
Capital One Financial Corp., 3.75%, 7/28/26		$1,850,000	1,742,972
Citigroup, Inc., 2.90%, 12/8/21		1,100,000	1,078,485
Citigroup, Inc., 2.75%, 4/25/22		1,350,000	1,307,986
Citigroup, Inc., 4.05%, 7/30/22		1,850,000	1,863,988
Citigroup, Inc., 4.45%, 9/29/27		1,760,000	1,740,872
Citigroup, Inc., VRN, 3.52%, 10/27/27(3)		470,000	443,541
Commerzbank AG, 8.125%, 9/19/23(1)		280,000	320,911
Commerzbank AG, MTN, 4.00%, 3/23/26	EUR	2,450,000	3,094,200
Cooperatieve Rabobank UA, 3.95%, 11/9/22		$1,200,000	1,199,918
Cooperatieve Rabobank UA, VRN, 2.50%, 5/26/21(3)	EUR	1,500,000	1,833,817
Discover Bank, 3.35%, 2/6/23		$500,000	486,823
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	4,175,000	5,395,441
European Investment Bank, MTN, 2.25%, 10/14/22	EUR	8,050,000	10,340,747
Huntington Bancshares, Inc., 2.30%, 1/14/22		$400,000	383,674
Ibercaja Banco SA, VRN, 5.00%, 7/28/20(3)	EUR	2,600,000	3,157,453
ING Groep NV, MTN, VRN, 1.625%, 9/26/24(3)	EUR	3,000,000	3,415,967
Intesa Sanpaolo SpA, 3.125%, 7/14/22(1)		$520,000	485,089
Intesa Sanpaolo SpA, 5.02%, 6/26/24(1)		680,000	628,558
Intesa Sanpaolo SpA, MTN, 6.625%, 9/13/23	EUR	1,200,000	1,655,193
Intesa Sanpaolo SpA, MTN, 3.93%, 9/15/26	EUR	1,000,000	1,197,801
JPMorgan Chase & Co., 4.625%, 5/10/21		$910,000	940,567
JPMorgan Chase & Co., 3.25%, 9/23/22		500,000	496,996
JPMorgan Chase & Co., 3.875%, 9/10/24		210,000	208,201
JPMorgan Chase & Co., 3.125%, 1/23/25		270,000	258,958
JPMorgan Chase & Co., VRN, 3.54%, 5/1/27(3)		600,000	573,474
JPMorgan Chase & Co., VRN, 3.88%, 7/24/37(3)		800,000	754,959
JPMorgan Chase & Co., VRN, 3.96%, 11/15/47(3)		150,000	138,778

JPMorgan Chase & Co., VRN, 3.90%, 1/23/48(3)		550,000	504,031
KeyBank N.A., MTN, 3.40%, 5/20/26		250,000	237,246
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	3,545,000	5,007,461
Liberbank SA, VRN, 6.875%, 3/14/22(3)	EUR	1,200,000	1,530,465
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	970,000	1,637,554
PNC Financial Services Group, Inc. (The), 4.375%, 8/11/20		$700,000	715,199
QNB Finansbank AS, 4.875%, 5/19/22(1)		2,000,000	1,847,206
QNB Finansbank AS, MTN, 6.25%, 4/30/19		1,850,000	1,862,160
Regions Financial Corp., 2.75%, 8/14/22		610,000	588,070
Santander UK plc, MTN, 5.125%, 4/14/21 (Secured)	GBP	2,300,000	3,321,167
SunTrust Bank, 3.30%, 5/15/26		$200,000	188,629
Turkiye Garanti Bankasi AS, 5.875%, 3/16/23(1)		1,500,000	1,410,690
US Bancorp, MTN, 3.60%, 9/11/24		1,360,000	1,350,424
Wells Fargo & Co., 3.07%, 1/24/23		430,000	419,588
Wells Fargo & Co., MTN, 4.10%, 6/3/26		3,020,000	2,990,986
Wells Fargo & Co., MTN, 4.65%, 11/4/44		250,000	246,188
Wells Fargo & Co., MTN, 4.75%, 12/7/46		350,000	353,950
Wells Fargo & Co., MTN, VRN, 3.58%, 5/22/27(3)		440,000	422,371
Yapi ve Kredi Bankasi AS, 5.75%, 2/24/22		550,000	501,785
			91,166,877
Beverages — 0.2%
Anheuser-Busch InBev Finance, Inc., 3.65%, 2/1/26		2,090,000	2,055,731
Anheuser-Busch InBev Finance, Inc., 4.90%, 2/1/46		1,010,000	1,055,615
Constellation Brands, Inc., 2.00%, 11/7/19		200,000	197,433
Constellation Brands, Inc., 4.75%, 12/1/25		500,000	520,594
			3,829,373
Biotechnology — 0.5%
AbbVie, Inc., 2.90%, 11/6/22		1,370,000	1,335,827
AbbVie, Inc., 3.60%, 5/14/25		1,690,000	1,649,049
Amgen, Inc., 2.65%, 5/11/22		1,030,000	1,001,248
Amgen, Inc., 4.66%, 6/15/51		474,000	482,279
Celgene Corp., 3.875%, 8/15/25		1,950,000	1,924,587
Celgene Corp., 5.00%, 8/15/45		150,000	151,255
Gilead Sciences, Inc., 3.65%, 3/1/26		1,550,000	1,542,144
Gilead Sciences, Inc., 4.15%, 3/1/47		200,000	194,400
			8,280,789
Building Products — 0.1%
Masco Corp., 4.45%, 4/1/25		1,000,000	1,008,322
Masco Corp., 4.375%, 4/1/26		200,000	199,130
			1,207,452
Capital Markets — 0.4%
Bank of Scotland plc, VRN, 7.28%, 5/31/26(3)	GBP	1,000,000	1,547,899
Criteria Caixa SAU, MTN, 1.50%, 5/10/23	EUR	3,000,000	3,510,688
Jefferies Group LLC / Jefferies Group Capital Finance, Inc., 4.15%, 1/23/30		$650,000	588,099
			5,646,686
Chemicals — 0.2%
Ashland LLC, 4.75%, 8/15/22		1,980,000	1,997,325
Dow Chemical Co. (The), 4.375%, 11/15/42		200,000	191,429

NOVA Chemicals Corp., 4.875%, 6/1/24(1)		1,110,000	1,076,367
			3,265,121
Commercial Services and Supplies — 0.1%
Covanta Holding Corp., 5.875%, 3/1/24		1,060,000	1,062,650
Republic Services, Inc., 3.55%, 6/1/22		680,000	682,500
			1,745,150
Communications Equipment — 0.4%
CommScope Technologies LLC, 5.00%, 3/15/27(1)		3,260,000	3,141,825
IHS Netherlands Holdco BV, 9.50%, 10/27/21(1)		1,300,000	1,336,566
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27(1)		1,890,000	1,875,825
			6,354,216
Consumer Discretionary — 0.2%
Netflix, Inc., 4.875%, 4/15/28(1)		2,500,000	2,368,750
Consumer Finance — 0.4%
American Express Co., 3.00%, 10/30/24		300,000	287,175
CIT Group, Inc., 5.00%, 8/15/22		1,610,000	1,644,213
Discover Bank, 3.45%, 7/27/26		550,000	512,827
Discover Financial Services, 3.75%, 3/4/25		200,000	191,831
IHS Markit Ltd., 4.00%, 3/1/26(1)		1,906,000	1,823,661
PNC Bank N.A., MTN, 2.30%, 6/1/20		950,000	935,650
Synchrony Financial, 2.60%, 1/15/19		380,000	379,583
Synchrony Financial, 3.00%, 8/15/19		250,000	249,693
			6,024,633
Containers and Packaging — 0.9%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 2/15/25(1)		3,130,000	3,063,487
Ball Corp., 4.00%, 11/15/23		2,090,000	2,040,363
Berry Global, Inc., 5.125%, 7/15/23		2,750,000	2,739,687
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		2,490,000	2,469,769
Crown Americas LLC / Crown Americas Capital Corp. VI, 4.75%, 2/1/26(1)		1,180,000	1,112,150
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)		2,700,000	2,688,255
			14,113,711
Diversified Consumer Services†
Board of Trustees of The Leland Stanford Junior University (The), 3.46%, 5/1/47		200,000	187,008
Catholic Health Initiatives, 2.95%, 11/1/22		10,000	9,664
			196,672
Diversified Financial Services — 3.1%
Ally Financial, Inc., 4.625%, 3/30/25		3,240,000	3,219,750
Banco Santander SA, 3.50%, 4/11/22		1,000,000	993,492
Barclays plc, MTN, VRN, 2.00%, 2/7/23(3)	EUR	2,100,000	2,353,122
Barclays plc, MTN, VRN, 1.375%, 1/24/25(3)	EUR	2,900,000	3,270,591
BNP Paribas SA, 4.375%, 9/28/25(1)		$500,000	491,555
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	1,700,000	2,775,313
Credit Suisse Group AG, VRN, 2.125%, 9/12/24(3)	GBP	1,800,000	2,266,432
Credit Suisse Group Funding Guernsey Ltd., 3.45%, 4/16/21		$1,925,000	1,921,311
GE Capital UK Funding Unlimited Co., MTN, 5.125%, 5/24/23	GBP	500,000	746,936
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	850,000	1,232,212
Goldman Sachs Group, Inc. (The), 3.50%, 1/23/25		$1,400,000	1,357,064
Goldman Sachs Group, Inc. (The), 3.50%, 11/16/26		2,300,000	2,185,953
Goldman Sachs Group, Inc. (The), 5.15%, 5/22/45		250,000	259,868

Goldman Sachs Group, Inc. (The), MTN, 5.375%, 3/15/20		1,415,000	1,463,575
Goldman Sachs Group, Inc. (The), MTN, 4.25%, 1/29/26	GBP	1,000,000	1,441,861
Goldman Sachs Group, Inc. (The), VRN, 2.88%, 10/31/21(3)		$330,000	321,201
Goldman Sachs Group, Inc. (The), VRN, 3.27%, 9/29/24(3)		430,000	412,874
HSBC Holdings plc, 2.95%, 5/25/21		1,600,000	1,579,108
HSBC Holdings plc, 0.84%, 9/26/23	JPY	600,000,000	5,488,013
HSBC Holdings plc, 4.30%, 3/8/26		$300,000	303,490
HSBC Holdings plc, 4.375%, 11/23/26		2,070,000	2,063,266
HSBC Holdings plc, VRN, 3.26%, 3/13/22(3)		340,000	334,628
Morgan Stanley, 2.75%, 5/19/22		3,010,000	2,920,810
Morgan Stanley, 4.375%, 1/22/47		350,000	345,007
Morgan Stanley, MTN, 5.625%, 9/23/19		110,000	113,219
Morgan Stanley, MTN, 4.00%, 7/23/25		1,300,000	1,300,993
S&P Global, Inc., 3.30%, 8/14/20		250,000	249,927
UBS Group Funding Switzerland AG, 3.49%, 5/23/23(1)		1,000,000	983,730
UBS Group Funding Switzerland AG, 4.125%, 9/24/25(1)		200,000	200,268
UniCredit SpA, MTN, VRN, 5.75%, 10/28/20(3)	EUR	2,300,000	2,864,957
UniCredit SpA, VRN, 5.86%, 6/19/27(1)(3)		$2,200,000	1,992,030
			47,452,556
Diversified Telecommunication Services — 1.3%
AT&T, Inc., 3.40%, 5/15/25		2,350,000	2,232,714
AT&T, Inc., 2.60%, 12/17/29	EUR	1,800,000	2,186,007
AT&T, Inc., 5.25%, 3/1/37		$500,000	502,187
AT&T, Inc., 5.15%, 11/15/46(1)		272,000	263,217
AT&T, Inc., 5.45%, 3/1/47		350,000	351,820
CenturyLink, Inc., 6.15%, 9/15/19		980,000	1,003,275
Deutsche Telekom International Finance BV, 3.60%, 1/19/27(1)		600,000	572,435
Deutsche Telekom International Finance BV, MTN, 1.25%, 10/6/23	GBP	1,500,000	1,907,415
Orange SA, 4.125%, 9/14/21		$680,000	694,492
Orange SA, MTN, VRN, 4.00%, 10/1/21(3)	EUR	1,600,000	2,043,603
Telefonica Emisiones SAU, 5.46%, 2/16/21		$690,000	723,022
Telefonica Emisiones SAU, 5.21%, 3/8/47		300,000	305,320
Telefonica Europe BV, VRN, 3.00%, 12/4/23(3)	EUR	2,000,000	2,281,402
Telefonica Europe BV, VRN, 5.875%, 3/31/24(3)	EUR	2,200,000	2,872,292
Verizon Communications, Inc., 3.50%, 11/1/24		$600,000	588,931
Verizon Communications, Inc., 5.01%, 8/21/54		1,200,000	1,203,296
			19,731,428
Electric Utilities — 0.1%
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)		2,000,000	1,890,000
Energy Equipment and Services — 0.1%
Halliburton Co., 3.80%, 11/15/25		380,000	378,504
Halliburton Co., 4.85%, 11/15/35		570,000	601,403
			979,907
Equity Real Estate Investment Trusts (REITs) — 0.6%
American Tower Corp., 3.375%, 10/15/26		870,000	812,567
AvalonBay Communities, Inc., MTN, 3.20%, 1/15/28		240,000	227,496
Boston Properties LP, 3.65%, 2/1/26		860,000	833,920
Crown Castle International Corp., 5.25%, 1/15/23		840,000	881,999
CyrusOne LP / CyrusOne Finance Corp., 5.00%, 3/15/24		2,130,000	2,143,312

Essex Portfolio LP, 3.25%, 5/1/23		550,000	534,965
Hospitality Properties Trust, 4.65%, 3/15/24		220,000	219,635
Kimco Realty Corp., 2.80%, 10/1/26		400,000	356,858
MGM Growth Properties Operating Partnership LP / MGP Finance Co-Issuer, Inc., 4.50%, 9/1/26		2,180,000	2,065,572
Ventas Realty LP, 4.125%, 1/15/26		250,000	246,669
VEREIT Operating Partnership LP, 4.125%, 6/1/21		1,030,000	1,043,426
Welltower, Inc., 3.75%, 3/15/23		300,000	296,674
			9,663,093
Food and Staples Retailing — 0.6%
Cencosud SA, 4.875%, 1/20/23		1,339,000	1,355,618
CVS Health Corp., 3.50%, 7/20/22		250,000	248,881
CVS Health Corp., 2.75%, 12/1/22		690,000	663,668
Kroger Co. (The), 3.30%, 1/15/21		480,000	480,917
Target Corp., 3.90%, 11/15/47		150,000	143,034
Walmart, Inc., 0.18%, 7/15/22	JPY	650,000,000	5,833,857
Walmart, Inc., 4.05%, 6/29/48		$500,000	510,008
			9,235,983
Food Products — 0.4%
Arcor SAIC, 6.00%, 7/6/23(1)		1,000,000	1,004,565
Kraft Heinz Foods Co., 5.20%, 7/15/45		200,000	198,722
Kraft Heinz Foods Co., 4.375%, 6/1/46		120,000	107,096
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)		2,780,000	2,738,300
Post Holdings, Inc., 5.00%, 8/15/26(1)		1,900,000	1,792,536
			5,841,219
Gas Utilities — 1.1%
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 5.50%, 10/15/19		520,000	532,230
Andeavor Logistics LP / Tesoro Logistics Finance Corp., 4.25%, 12/1/27		500,000	493,403
Enbridge Energy Partners LP, 5.20%, 3/15/20		350,000	359,416
Enbridge, Inc., 4.00%, 10/1/23		530,000	535,677
Energy Transfer Equity LP, 4.25%, 3/15/23		1,220,000	1,189,500
Energy Transfer Partners LP, 4.15%, 10/1/20		20,000	20,224
Energy Transfer Partners LP, 3.60%, 2/1/23		630,000	617,687
Energy Transfer Partners LP, 4.90%, 3/15/35		320,000	301,511
Enterprise Products Operating LLC, 5.20%, 9/1/20		530,000	551,030
Enterprise Products Operating LLC, 4.85%, 3/15/44		900,000	922,138
Kinder Morgan Energy Partners LP, 6.50%, 9/1/39		970,000	1,088,189
Kinder Morgan, Inc., 5.55%, 6/1/45		450,000	473,991
MPLX LP, 4.875%, 6/1/25		450,000	468,252
MPLX LP, 4.50%, 4/15/38		280,000	266,989
MPLX LP, 5.20%, 3/1/47		368,000	373,811
ONEOK, Inc., 4.00%, 7/13/27		460,000	453,078
Plains All American Pipeline LP / PAA Finance Corp., 3.65%, 6/1/22		690,000	680,051
Sabine Pass Liquefaction LLC, 5.625%, 3/1/25		1,620,000	1,729,366
Sunoco Logistics Partners Operations LP, 3.45%, 1/15/23		1,020,000	996,618
Sunoco Logistics Partners Operations LP, 4.00%, 10/1/27		510,000	487,745
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 4.25%, 11/15/23		1,680,000	1,617,000
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28(1)		1,020,000	965,175
Williams Cos., Inc. (The), 3.70%, 1/15/23		850,000	836,459
Williams Partners LP, 4.125%, 11/15/20		680,000	688,087

Williams Partners LP, 5.10%, 9/15/45		300,000	306,644
			16,954,271
Health Care Equipment and Supplies — 0.3%
Abbott Laboratories, 2.00%, 9/15/18		160,000	159,955
Abbott Laboratories, 3.75%, 11/30/26		662,000	658,425
Becton Dickinson and Co., 3.73%, 12/15/24		600,000	589,113
Becton Dickinson and Co., 3.70%, 6/6/27		470,000	452,033
Medtronic, Inc., 3.50%, 3/15/25		720,000	717,049
Medtronic, Inc., 4.375%, 3/15/35		610,000	639,472
Thermo Fisher Scientific, Inc., 3.30%, 2/15/22		213,000	211,591
Thermo Fisher Scientific, Inc., 2.95%, 9/19/26		250,000	232,184
Thermo Fisher Scientific, Inc., 5.30%, 2/1/44		240,000	269,599
Zimmer Biomet Holdings, Inc., 2.70%, 4/1/20		270,000	267,702
			4,197,123
Health Care Providers and Services — 0.9%
Anthem, Inc., 3.65%, 12/1/27		370,000	353,424
Anthem, Inc., 4.65%, 1/15/43		460,000	455,447
CHS / Community Health Systems, Inc., 6.25%, 3/31/23		350,000	327,250
CVS Health Corp., 4.30%, 3/25/28		550,000	548,991
CVS Health Corp., 4.78%, 3/25/38		270,000	272,552
CVS Health Corp., 5.05%, 3/25/48		250,000	260,049
DaVita, Inc., 5.125%, 7/15/24		3,000,000	2,925,000
Express Scripts Holding Co., 3.40%, 3/1/27		200,000	186,414
Fresenius Medical Care US Finance II, Inc., 4.125%, 10/15/20(1)		980,000	987,389
HCA, Inc., 5.00%, 3/15/24		710,000	722,425
HCA, Inc., 5.375%, 2/1/25		1,340,000	1,360,100
Mylan NV, 3.95%, 6/15/26		160,000	153,605
Northwell Healthcare, Inc., 4.26%, 11/1/47		220,000	209,136
Tenet Healthcare Corp., 4.375%, 10/1/21		750,000	750,938
Tenet Healthcare Corp., 5.125%, 5/1/25		2,200,000	2,137,437
UnitedHealth Group, Inc., 2.875%, 12/15/21		610,000	604,272
UnitedHealth Group, Inc., 3.75%, 7/15/25		710,000	713,134
UnitedHealth Group, Inc., 4.75%, 7/15/45		310,000	337,752
Universal Health Services, Inc., 4.75%, 8/1/22(1)		980,000	989,800
			14,295,115
Hotels, Restaurants and Leisure — 0.8%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(1)		2,200,000	2,200,000
Aramark Services, Inc., 5.00%, 4/1/25(1)		2,270,000	2,275,675
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24		2,460,000	2,376,975
InterContinental Hotels Group plc, MTN, 3.75%, 8/14/25	GBP	1,400,000	1,949,773
International Game Technology plc, 6.25%, 2/15/22(1)		$1,880,000	1,955,200
McDonald's Corp., MTN, 3.375%, 5/26/25		280,000	275,833
McDonald's Corp., MTN, 4.70%, 12/9/35		460,000	484,735
Royal Caribbean Cruises Ltd., 5.25%, 11/15/22		550,000	580,360
			12,098,551
Household Durables — 0.4%
Lennar Corp., 4.75%, 4/1/21		1,200,000	1,216,500
Lennar Corp., 4.50%, 4/30/24		1,400,000	1,361,500
Lennar Corp., 4.75%, 11/29/27		850,000	801,125

Newell Brands, Inc., 5.00%, 11/15/23		480,000	488,167
Toll Brothers Finance Corp., 4.35%, 2/15/28		940,000	847,175
TRI Pointe Group, Inc. / TRI Pointe Homes, Inc., 5.875%, 6/15/24		850,000	847,875
			5,562,342
Household Products — 0.1%
Spectrum Brands, Inc., 5.75%, 7/15/25		1,530,000	1,533,825
Industrial Conglomerates†
FedEx Corp., 4.40%, 1/15/47		400,000	391,521
Insurance — 2.3%
AerCap Ireland Capital DAC / AerCap Global Aviation Trust, 3.75%, 5/15/19		1,450,000	1,458,370
Allianz SE, VRN, 3.375%, 9/18/24(3)	EUR	2,200,000	2,782,337
American International Group, Inc., 4.125%, 2/15/24		$1,360,000	1,373,183
American International Group, Inc., 4.50%, 7/16/44		200,000	191,918
Assicurazioni Generali SpA, MTN, VRN, 4.60%, 11/21/25(3)	EUR	3,600,000	4,308,688
AXA SA, MTN, VRN, 6.69%, 7/6/26(3)	GBP	1,100,000	1,672,519
AXA SA, MTN, VRN, 3.375%, 7/6/27(3)	EUR	3,600,000	4,361,536
Berkshire Hathaway Finance Corp., 3.00%, 5/15/22		$680,000	678,294
Berkshire Hathaway, Inc., 4.50%, 2/11/43		460,000	485,598
BNP Paribas Cardif SA, VRN, 4.03%, 11/25/25(3)	EUR	1,800,000	2,254,991
Chubb INA Holdings, Inc., 3.15%, 3/15/25		$600,000	582,421
Chubb INA Holdings, Inc., 3.35%, 5/3/26		330,000	321,327
CNP Assurances, VRN, 4.00%, 11/18/24(3)	EUR	2,200,000	2,725,535
Credit Agricole Assurances SA, VRN, 4.25%, 1/13/25(3)	EUR	3,000,000	3,771,655
International Lease Finance Corp., 5.875%, 8/15/22		$400,000	426,645
Intesa Sanpaolo Vita SpA, VRN, 4.75%, 12/17/24(3)	EUR	1,600,000	1,927,347
Markel Corp., 4.90%, 7/1/22		$290,000	300,238
Markel Corp., 3.50%, 11/1/27		250,000	232,543
MetLife, Inc., 4.875%, 11/13/43		680,000	721,875
Prudential Financial, Inc., 3.94%, 12/7/49		270,000	248,945
Prudential Financial, Inc., MTN, 5.375%, 6/21/20		1,360,000	1,414,632
Prudential Financial, Inc., VRN, 5.875%, 9/15/22(3)		1,050,000	1,122,187
Travelers Cos., Inc. (The), 4.05%, 3/7/48		200,000	195,270
Voya Financial, Inc., 5.70%, 7/15/43		435,000	481,129
WR Berkley Corp., 4.625%, 3/15/22		660,000	681,269
			34,720,452
IT Services — 0.3%
Fidelity National Information Services, Inc., 3.00%, 8/15/26		990,000	919,154
First Data Corp., 5.00%, 1/15/24(1)		3,160,000	3,199,500
Hewlett Packard Enterprise Co., 3.60%, 10/15/20		780,000	784,771
			4,903,425
Media — 1.8%
21st Century Fox America, Inc., 4.75%, 9/15/44		640,000	686,304
AMC Networks, Inc., 4.75%, 8/1/25		1,940,000	1,867,250
CBS Corp., 4.00%, 1/15/26		550,000	539,097
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22		1,170,000	1,183,894
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(1)		2,920,000	2,795,900
Charter Communications Operating LLC / Charter Communications Operating Capital, 4.91%, 7/23/25		2,040,000	2,081,226
Charter Communications Operating LLC / Charter Communications Operating Capital, 6.48%, 10/23/45		120,000	131,016
Comcast Corp., 4.40%, 8/15/35		550,000	546,472

CSC Holdings LLC, 5.50%, 4/15/27(1)		2,360,000	2,277,400
Discovery Communications LLC, 5.625%, 8/15/19		423,000	433,922
Discovery Communications LLC, 3.95%, 3/20/28		910,000	874,341
Globo Comunicacao e Participacoes SA, 5.125%, 3/31/27(1)		1,100,000	1,040,886
GTH Finance BV, 7.25%, 4/26/23(1)		2,000,000	2,113,550
Lamar Media Corp., 5.375%, 1/15/24		1,840,000	1,895,200
Nielsen Finance LLC / Nielsen Finance Co., 5.00%, 4/15/22(1)		1,320,000	1,286,175
Sirius XM Radio, Inc., 5.375%, 4/15/25(1)		2,830,000	2,815,850
TEGNA, Inc., 5.125%, 7/15/20		910,000	922,512
Time Warner Cable LLC, 4.50%, 9/15/42		300,000	257,524
Viacom, Inc., 4.25%, 9/1/23		500,000	502,594
Viacom, Inc., 4.375%, 3/15/43		580,000	510,413
Virgin Media Secured Finance plc, 5.25%, 1/15/26(1)		1,090,000	1,028,687
Walt Disney Co. (The), MTN, 4.125%, 6/1/44		220,000	218,859
Warner Media LLC, 4.70%, 1/15/21		420,000	431,530
Warner Media LLC, 2.95%, 7/15/26		700,000	634,338
Warner Media LLC, 3.80%, 2/15/27		200,000	191,931
Warner Media LLC, 5.35%, 12/15/43		250,000	250,217
			27,517,088
Metals and Mining — 0.6%
Alcoa Nederland Holding BV, 6.75%, 9/30/24(1)		800,000	855,000
Alcoa Nederland Holding BV, 6.125%, 5/15/28(1)		950,000	980,875
Constellium NV, 6.625%, 3/1/25(1)		650,000	664,424
Freeport-McMoRan, Inc., 3.875%, 3/15/23		1,180,000	1,138,700
Glencore Finance Canada Ltd., 4.95%, 11/15/21(1)		10,000	10,254
Novolipetsk Steel via Steel Funding DAC, 4.00%, 9/21/24(1)		1,100,000	1,038,537
Steel Dynamics, Inc., 4.125%, 9/15/25		1,000,000	961,250
Steel Dynamics, Inc., 5.00%, 12/15/26		880,000	878,900
Vale Overseas Ltd., 6.875%, 11/21/36		2,000,000	2,334,400
			8,862,340
Multi-Utilities — 1.6%
AES Corp., 4.875%, 5/15/23		1,380,000	1,392,075
AES Corp., 6.00%, 5/15/26		750,000	787,500
AmeriGas Partners LP / AmeriGas Finance Corp., 5.875%, 8/20/26		1,950,000	1,906,125
AmeriGas Partners LP / AmeriGas Finance Corp., 5.75%, 5/20/27		550,000	528,688
Berkshire Hathaway Energy Co., 3.50%, 2/1/25		680,000	671,787
Berkshire Hathaway Energy Co., 3.80%, 7/15/48		700,000	640,974
Calpine Corp., 5.875%, 1/15/24(1)		490,000	493,675
Centrica plc, VRN, 5.25%, 4/10/25(3)	GBP	1,800,000	2,503,659
Dominion Energy, Inc., 3.625%, 12/1/24		$1,030,000	1,004,571
Dominion Energy, Inc., 3.90%, 10/1/25		480,000	475,037
Dominion Energy, Inc., 4.90%, 8/1/41		100,000	103,823
Duke Energy Corp., 3.55%, 9/15/21		680,000	685,344
Duke Energy Corp., 2.65%, 9/1/26		300,000	272,959
Duke Energy Progress LLC, 3.25%, 8/15/25		400,000	390,921
Duke Energy Progress LLC, 4.15%, 12/1/44		170,000	170,745
Duke Energy Progress LLC, 3.70%, 10/15/46		450,000	419,130
Exelon Corp., 4.45%, 4/15/46		400,000	396,410
Exelon Generation Co. LLC, 4.25%, 6/15/22		680,000	694,832

FirstEnergy Corp., 4.25%, 3/15/23		900,000	914,396
Florida Power & Light Co., 4.125%, 2/1/42		525,000	530,106
IPALCO Enterprises, Inc., 3.45%, 7/15/20		850,000	847,875
KazTransGas JSC, 4.375%, 9/26/27(1)		1,000,000	963,859
MidAmerican Energy Co., 4.40%, 10/15/44		200,000	207,963
NextEra Energy Capital Holdings, Inc., 3.55%, 5/1/27		650,000	628,571
NiSource, Inc., 5.65%, 2/1/45		410,000	471,511
Pacific Gas & Electric Co., 4.00%, 12/1/46		200,000	178,813
Potomac Electric Power Co., 3.60%, 3/15/24		10,000	10,035
RWE AG, VRN, 7.00%, 3/20/19(3)	GBP	1,000,000	1,353,567
Sempra Energy, 2.875%, 10/1/22		$680,000	660,533
Sempra Energy, 3.25%, 6/15/27		500,000	467,784
Sempra Energy, 4.00%, 2/1/48		250,000	227,691
Southern Co. Gas Capital Corp., 3.95%, 10/1/46		400,000	367,166
Southwestern Public Service Co., 3.70%, 8/15/47		350,000	326,921
SSE plc, VRN, 2.375%, 4/1/21(3)	EUR	2,200,000	2,633,823
Xcel Energy, Inc., 3.35%, 12/1/26		$150,000	143,305
			24,472,174
Multiline Retail†
Macy's Retail Holdings, Inc., 2.875%, 2/15/23		350,000	329,729
Oil, Gas and Consumable Fuels — 2.5%
Anadarko Petroleum Corp., 5.55%, 3/15/26		750,000	811,509
Andeavor, 5.375%, 10/1/22		490,000	498,208
Antero Resources Corp., 5.125%, 12/1/22		2,690,000	2,710,175
Apache Corp., 4.75%, 4/15/43		300,000	288,994
BP Capital Markets plc, 4.50%, 10/1/20		690,000	709,555
Cenovus Energy, Inc., 4.25%, 4/15/27		570,000	554,654
Cimarex Energy Co., 4.375%, 6/1/24		1,000,000	1,013,614
CNOOC Nexen Finance 2014 ULC, 4.25%, 4/30/24		1,020,000	1,033,334
Concho Resources, Inc., 4.375%, 1/15/25		710,000	715,477
Concho Resources, Inc., 4.875%, 10/1/47		350,000	355,940
Continental Resources, Inc., 5.00%, 9/15/22		456,000	463,238
Continental Resources, Inc., 3.80%, 6/1/24		2,380,000	2,340,816
Continental Resources, Inc., 4.375%, 1/15/28		300,000	299,674
Diamondback Energy, Inc., 5.375%, 5/31/25		2,440,000	2,443,050
Ecopetrol SA, 5.875%, 5/28/45		1,580,000	1,585,135
Encana Corp., 6.50%, 2/1/38		480,000	572,169
Equinor ASA, 3.95%, 5/15/43		500,000	479,743
Gazprom OAO Via Gaz Capital SA, MTN, 7.29%, 8/16/37		600,000	689,334
Hess Corp., 6.00%, 1/15/40		670,000	704,172
Lukoil International Finance BV, 4.75%, 11/2/26(1)		1,300,000	1,295,574
Marathon Oil Corp., 3.85%, 6/1/25		400,000	393,271
Marathon Oil Corp., 4.40%, 7/15/27		470,000	473,410
Newfield Exploration Co., 5.75%, 1/30/22		2,080,000	2,178,800
Newfield Exploration Co., 5.375%, 1/1/26		500,000	513,750
Noble Energy, Inc., 4.15%, 12/15/21		217,000	220,547
Petrobras Global Finance BV, 5.30%, 1/27/25(1)		1,550,000	1,486,062
Petroleos Mexicanos, 6.625%, 6/15/35		2,720,000	2,641,800
Phillips 66, 4.30%, 4/1/22		350,000	360,173

Phillips 66, 3.90%, 3/15/28		400,000	395,218
Range Resources Corp., 4.875%, 5/15/25		3,080,000	2,868,250
Shell International Finance BV, 2.375%, 8/21/22		690,000	668,252
Shell International Finance BV, 3.25%, 5/11/25		230,000	226,489
Sinopec Group Overseas Development Ltd., 2.50%, 4/28/20(1)		600,000	590,691
Suburban Propane Partners LP / Suburban Energy Finance Corp., 5.75%, 3/1/25		10,000	9,600
Sunoco LP / Sunoco Finance Corp., 5.50%, 2/15/26(1)		2,640,000	2,517,900
Total Capital Canada Ltd., 2.75%, 7/15/23		680,000	660,978
Tullow Oil plc, 7.00%, 3/1/25(1)		700,000	682,500
WPX Energy, Inc., 5.25%, 9/15/24		1,380,000	1,378,275
YPF SA, 6.95%, 7/21/27(1)		1,300,000	1,163,500
			38,993,831
Paper and Forest Products — 0.1%
Georgia-Pacific LLC, 5.40%, 11/1/20(1)		710,000	741,874
International Paper Co., 4.40%, 8/15/47		400,000	374,732
			1,116,606
Pharmaceuticals — 0.6%
AbbVie, Inc., 4.70%, 5/14/45		250,000	246,477
Allergan Funding SCS, 3.85%, 6/15/24		1,510,000	1,492,566
Allergan Funding SCS, 4.55%, 3/15/35		140,000	137,084
Bausch Health Cos., Inc., 7.00%, 3/15/24(1)		1,220,000	1,298,080
Bayer AG, VRN, 3.75%, 7/1/24(3)	EUR	2,300,000	2,856,093
Shire Acquisitions Investments Ireland DAC, 2.40%, 9/23/21		$1,300,000	1,252,614
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26		1,970,000	1,675,310
			8,958,224
Real Estate Management and Development — 0.1%
Tesco Property Finance 3 plc, 5.74%, 4/13/40	GBP	1,069,205	1,625,004
Road and Rail — 0.2%
Burlington Northern Santa Fe LLC, 4.15%, 4/1/45		$1,235,000	1,238,370
CSX Corp., 3.40%, 8/1/24		690,000	680,321
CSX Corp., 3.25%, 6/1/27		320,000	305,835
Norfolk Southern Corp., 3.15%, 6/1/27		530,000	504,944
Union Pacific Corp., 4.75%, 9/15/41		300,000	318,290
Union Pacific Corp., 4.05%, 11/15/45		200,000	193,552
			3,241,312
Semiconductors and Semiconductor Equipment — 0.4%
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.125%, 1/15/25		500,000	460,560
Broadcom Corp. / Broadcom Cayman Finance Ltd., 3.50%, 1/15/28		190,000	172,188
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(1)		1,000,000	1,006,250
NXP BV / NXP Funding LLC, 3.875%, 9/1/22(1)		500,000	493,750
Sensata Technologies BV, 5.00%, 10/1/25(1)		910,000	914,550
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26(1)		2,300,000	2,423,625
			5,470,923
Software — 0.5%
Activision Blizzard, Inc., 2.30%, 9/15/21		760,000	735,307
IQVIA, Inc., 5.00%, 10/15/26(1)		2,000,000	2,000,900
Microsoft Corp., 2.70%, 2/12/25		1,280,000	1,235,808
Microsoft Corp., 3.125%, 11/3/25		330,000	324,628
Microsoft Corp., 3.45%, 8/8/36		1,200,000	1,160,507

Microsoft Corp., 4.25%, 2/6/47	330,000	352,870
Oracle Corp., 3.625%, 7/15/23	1,010,000	1,021,894
Oracle Corp., 2.65%, 7/15/26	600,000	561,585
Oracle Corp., 4.00%, 7/15/46	280,000	273,615
		7,667,114
Specialty Retail — 0.5%
Ashtead Capital, Inc., 4.125%, 8/15/25(1)	1,650,000	1,577,812
Home Depot, Inc. (The), 3.75%, 2/15/24	750,000	765,525
Home Depot, Inc. (The), 5.95%, 4/1/41	680,000	859,051
Home Depot, Inc. (The), 3.90%, 6/15/47	350,000	342,166
Sally Holdings LLC / Sally Capital, Inc., 5.625%, 12/1/25	730,000	686,200
United Rentals North America, Inc., 4.625%, 7/15/23	190,000	191,188
United Rentals North America, Inc., 5.75%, 11/15/24	3,080,000	3,160,850
		7,582,792
Technology Hardware, Storage and Peripherals — 0.5%
Apple, Inc., 2.75%, 1/13/25	270,000	259,438
Apple, Inc., 2.50%, 2/9/25	520,000	491,833
Apple, Inc., 2.45%, 8/4/26	600,000	554,963
Apple, Inc., 3.20%, 5/11/27	600,000	583,477
Apple, Inc., 2.90%, 9/12/27	770,000	730,184
Dell International LLC / EMC Corp., 7.125%, 6/15/24(1)	1,750,000	1,881,646
Dell International LLC / EMC Corp., 6.02%, 6/15/26(1)	1,580,000	1,670,870
Seagate HDD Cayman, 4.75%, 6/1/23	450,000	452,602
Seagate HDD Cayman, 4.75%, 1/1/25	1,000,000	971,740
		7,596,753
Textiles, Apparel and Luxury Goods†
Hanesbrands, Inc., 4.625%, 5/15/24(1)	700,000	684,250
Wireless Telecommunication Services — 0.3%
America Movil SAB de CV, 3.125%, 7/16/22	240,000	235,891
MTN Mauritius Investments Ltd., 4.76%, 11/11/24	1,400,000	1,324,635
Sprint Communications, Inc., 6.00%, 11/15/22	1,200,000	1,216,128
T-Mobile USA, Inc., 4.75%, 2/1/28	2,380,000	2,209,711
		4,986,365
TOTAL CORPORATE BONDS (Cost $505,440,648)		498,616,679
COLLATERALIZED MORTGAGE OBLIGATIONS(4) — 5.9%
Private Sponsor Collateralized Mortgage Obligations — 3.8%
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-12, Class 2A1, VRN, 3.67%, 8/1/18(5)	704,365	714,259
Bear Stearns Adjustable Rate Mortgage Trust, Series 2004-8, Class 2A1, VRN, 3.70%, 8/1/18(5)	474,626	465,295
Bear Stearns Adjustable Rate Mortgage Trust, Series 2005-6, Class 1A1, VRN, 4.375%, 8/1/18(5)	1,870,317	1,738,189
Bear Stearns Adjustable Rate Mortgage Trust, Series 2006-1, Class A1, VRN, 3.67%, 11/1/18, resets annually off the 1-year H15T1Y plus 2.25%	686,803	693,053
Chase Mortgage Finance Trust, Series 2007-A2, Class 6A2 SEQ, VRN, 4.03%, 8/1/18(5)	1,936,025	1,873,648
Citigroup Mortgage Loan Trust, Inc., Series 2004-UST1, Class A5, VRN, 3.80%, 8/1/18(5)	1,269,354	1,262,229
Citigroup Mortgage Loan Trust, Inc., Series 2005-4, Class A, VRN, 4.07%, 8/1/18(5)	37,612	38,113
Countrywide Home Loan Mortgage Pass-Through Trust, Series 2004-4, Class A19, 5.25%, 5/25/34	3,613	3,690
Credit Suisse First Boston Mortgage-Backed Pass-Through Certificates, Series 2005-3, Class 1A1, VRN, 5.37%, 8/1/18(5)	725,511	730,193
First Horizon Mortgage Pass-Through Trust, Series 2005-AR3, Class 4A1, VRN, 4.40%, 8/1/18(5)	2,585	2,600
First Horizon Mortgage Pass-Through Trust, Series 2006-AR4, Class 1A2, VRN, 3.68%, 8/1/18(5)	417,371	380,966
Flagstar Mortgage Trust, Series 2017-1, Class 1A5 SEQ, VRN, 3.50%, 8/1/18(1)(5)	7,979,997	7,876,507

GSR Mortgage Loan Trust, Series 2005-6F, Class 1A5 SEQ, 5.25%, 7/25/35	10,749	11,303
GSR Mortgage Loan Trust, Series 2005-AR6, Class 2A1, VRN, 3.71%, 8/1/18(5)	763,602	780,587
GSR Mortgage Loan Trust, Series 2005-AR6, Class 4A5, VRN, 3.95%, 8/1/18(5)	558,166	566,753
JPMorgan Mortgage Trust, Series 2005-A4, Class 2A1, VRN, 4.15%, 8/1/18(5)	488,099	489,408
JPMorgan Mortgage Trust, Series 2005-A6, Class 7A1, VRN, 3.73%, 8/1/18(5)	691,948	677,540
JPMorgan Mortgage Trust, Series 2006-A3, Class 7A1, VRN, 3.85%, 8/1/18(5)	6,927	7,048
JPMorgan Mortgage Trust, Series 2006-S1, Class 1A2 SEQ, 6.50%, 4/25/36	363,464	392,413
MASTR Adjustable Rate Mortgages Trust, Series 2004-13, Class 3A7, VRN, 4.20%, 8/1/18(5)	974,059	1,004,098
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A1, VRN, 3.54%, 8/1/18(5)	773,576	785,927
Merrill Lynch Mortgage Investors Trust, Series 2005-A2, Class A2, VRN, 3.54%, 8/1/18(5)	392,219	408,353
New Residential Mortgage Loan Trust, Series 2017-2A, Class A3, VRN, 4.00%, 8/1/18(1)(5)	3,510,849	3,541,741
New Residential Mortgage Loan Trust, Series 2017-5A, Class A1, VRN, 3.56%, 8/25/18, resets monthly off the 1-month LIBOR plus 1.50%(1)	1,140,078	1,172,643
PHHMC Mortgage Pass-Through Certificates, Series 2007-6, Class A1, VRN, 5.90%, 8/1/18(5)	420	432
Residential Accredit Loans, Inc., Series 2006-QS17, Class A5, 6.00%, 12/25/36	780,436	721,357
Sequoia Mortgage Trust, Series 2018-2, Class A4 SEQ, VRN, 3.50%, 8/1/18(1)(5)	2,645,978	2,630,764
Sequoia Mortgage Trust, Series 2018-CH2, Class A12 SEQ, VRN, 4.00%, 8/1/18(1)(5)	4,918,098	4,970,265
Structured Adjustable Rate Mortgage Loan Trust, Series 2004-8, Class 2A1, VRN, 4.30%, 8/1/18(5)	1,467,814	1,480,373
Thornburg Mortgage Securities Trust, Series 2006-4, Class A2B, VRN, 3.86%, 8/25/18(5)	1,959,918	1,911,233
WaMu Mortgage Pass-Through Certificates, Series 2005-AR7, Class A3, VRN, 4.01%, 8/1/18(5)	717,724	724,450
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-A, Class A1, VRN, 3.79%, 8/1/18(5)	10,204	10,597
Wells Fargo Mortgage-Backed Securities Trust, Series 2004-Z, Class 2A2, VRN, 3.74%, 8/1/18(5)	15,990	16,359
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-17, Class 1A1, 5.50%, 1/25/36	457,176	452,478
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-18, Class 1A1, 5.50%, 1/25/36	923,581	919,261
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 1A1, VRN, 4.08%, 8/1/18(5)	20,729	21,893
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR10, Class 2A17, VRN, 4.01%, 8/1/18(5)	16,707	17,252
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR12, Class 2A6, VRN, 3.96%, 8/1/18(5)	408,993	419,685
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 3A2, VRN, 3.90%, 8/1/18(5)	5,260	5,348
Wells Fargo Mortgage-Backed Securities Trust, Series 2005-AR16, Class 4A8, VRN, 4.23%, 8/1/18(5)	5,000,000	5,097,143
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-10, Class A4 SEQ, 6.00%, 8/25/36	23,690	23,753
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-13, Class A5, 6.00%, 10/25/36	484,587	481,905
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-4, Class 2A1, 6.00%, 4/25/36	2,357,238	2,345,609
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A10 SEQ, 6.00%, 7/25/36	19,898	20,073
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A15, 6.00%, 7/25/36	363,736	366,932
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-8, Class A9 SEQ, 6.00%, 7/25/36	15,918	16,058
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 1A1, VRN, 4.00%, 8/1/18(5)	31,216	30,105
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR1, Class 2A5 SEQ, VRN, 3.97%, 8/1/18(5)	1,081,709	1,059,848
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 1A1, VRN, 4.26%, 8/1/18(5)	1,392,155	1,367,342
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR10, Class 5A6 SEQ, VRN, 4.42%, 8/1/18(5)	8,798	8,952
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR12, Class 1A1, VRN, 4.34%, 8/1/18(5)	20,190	20,331
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 1A7 SEQ, VRN, 3.66%, 8/1/18(5)	2,086,924	2,008,304
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR14, Class 2A1, VRN, 3.64%, 8/1/18(5)	6,383	6,336
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR15, Class A1, VRN, 3.73%, 8/1/18(5)	5,237	5,161
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR16, Class A1, VRN, 3.86%, 8/1/18(5)	549,670	541,902
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR19, Class A1, VRN, 3.75%, 8/1/18(5)	457,207	429,674
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR2, Class 2A3, VRN, 3.86%, 8/1/18(5)	389,651	395,010
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR5, Class 2A1, VRN, 4.18%, 8/1/18(5)	665,839	637,240
Wells Fargo Mortgage-Backed Securities Trust, Series 2006-AR7, Class 2A1, VRN, 4.32%, 8/1/18(5)	415,130	425,781
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-11, Class A3 SEQ, 6.00%, 8/25/37	31,544	31,412
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-12, Class A7, 5.50%, 9/25/37	13,385	13,482

Wells Fargo Mortgage-Backed Securities Trust, Series 2007-13, Class A1, 6.00%, 9/25/37	22,847	22,931
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-14, Class 2A2, 5.50%, 10/25/22	5,073	5,185
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-15, Class A1, 6.00%, 11/25/37	429,120	426,826
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-16, Class 1A1, 6.00%, 12/28/37	10,381	10,546
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-8, Class 2A2, 6.00%, 7/25/37	1,941,509	1,937,459
Wells Fargo Mortgage-Backed Securities Trust, Series 2007-AR7, Class A1, VRN, 3.74%, 8/1/18(5)	1,438,823	1,405,374
Wells Fargo Mortgage-Backed Securities Trust, Series 2008-1, Class 4A1, 5.75%, 2/25/38	8,721	9,199
		59,068,176
U.S. Government Agency Collateralized Mortgage Obligations — 2.1%
FHLMC, Series 2015-HQ2, Class M3, VRN, 5.31%, 8/25/18, resets monthly off the 1-month LIBOR plus 3.25%	4,000,000	4,495,716
FHLMC, Series 2016-HQA3, Class M2, VRN, 3.41%, 8/25/18, resets monthly off the 1-month LIBOR plus 1.35%	1,000,000	1,015,494
FHLMC, Series 2017-DNA2, Class M1, VRN, 3.26%, 8/25/18, resets monthly off the 1-month LIBOR plus 1.20%	647,923	655,447
FNMA, Series 2014-C02, Class 1M2, VRN, 4.66%, 8/25/18, resets monthly off the 1-month LIBOR plus 2.60%	1,525,000	1,621,965
FNMA, Series 2014-C02, Class 2M2, VRN, 4.66%, 8/25/18, resets monthly off the 1-month LIBOR plus 2.60%	2,681,454	2,837,842
FNMA, Series 2016-C03, Class 2M2, VRN, 7.96%, 8/25/18, resets monthly off the 1-month LIBOR plus 5.90%	1,570,000	1,830,042
FNMA, Series 2016-C04, Class 1M2, VRN, 6.31%, 8/25/18, resets monthly off the 1-month LIBOR plus 4.25%	2,000,000	2,265,788
FNMA, Series 2017-C03, Class 1M2, VRN, 5.06%, 8/25/18, resets monthly off the 1-month LIBOR plus 3.00%	4,000,000	4,308,716
FNMA, Series 2017-C06, Class 2M2, VRN, 4.86%, 8/25/18, resets monthly off the 1-month LIBOR plus 2.80%	3,125,000	3,261,534
FNMA, Series 2017-C07, Class 1M1, VRN, 2.71%, 8/25/18, resets monthly off the 1-month LIBOR plus 0.65%	4,043,793	4,044,561
FNMA, Series 2017-C07, Class 1M2, VRN, 4.46%, 8/25/18, resets monthly off the 1-month LIBOR plus 2.40%	5,400,000	5,569,972
		31,907,077
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $89,220,795)		90,975,253
ASSET-BACKED SECURITIES(4) — 5.3%
Avis Budget Rental Car Funding AESOP LLC, Series 2014-1A, Class A SEQ, 2.46%, 7/20/20(1)	5,000,000	4,978,923
Avis Budget Rental Car Funding AESOP LLC, Series 2015-2A, Class B, 3.42%, 12/20/21(1)	2,000,000	1,990,468
BRE Grand Islander Timeshare Issuer LLC, Series 2017-1A, Class A SEQ, 2.94%, 5/25/29(1)	1,743,664	1,700,275
Colony Starwood Homes, Series 2016-2A, Class A, VRN, 3.32%, 8/17/18, resets monthly off the 1-month LIBOR plus 1.25%(1)	4,892,971	4,915,872
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 8/15/18(1)(5)	3,722,018	3,728,582
Hertz Fleet Lease Funding LP, Series 2016-1, Class A1, VRN, 3.19%, 8/10/18, resets monthly off the 1-month LIBOR plus 1.10%(1)	1,187,881	1,189,962
Hertz Vehicle Financing LLC, Series 2013-1A, Class A2 SEQ, 1.83%, 8/25/19(1)	629,167	628,764
Hertz Vehicle Financing LLC, Series 2013-1A, Class B2, 2.48%, 8/25/19(1)	437,500	437,329
Hilton Grand Vacations Trust, Series 2017-AA, Class A SEQ, 2.66%, 12/26/28(1)	1,480,312	1,452,038
Invitation Homes Trust, Series 2017-SFR2, Class B, VRN, 3.22%, 8/17/18, resets monthly off the 1-month LIBOR plus 1.15%(1)	4,175,000	4,189,469
Invitation Homes Trust, Series 2018-SFR1, Class B, VRN, 3.02%, 8/17/18, resets monthly off the 1-month LIBOR plus 0.95%(1)	3,900,000	3,884,214
Invitation Homes Trust, Series 2018-SFR2, Class C, VRN, 3.35%, 8/17/18, resets monthly off the 1-month LIBOR plus 1.28%(1)	5,875,000	5,893,634
Invitation Homes Trust, Series 2018-SFR3, Class B, VRN, 3.22%, 8/17/18, resets monthly off the 1-month LIBOR plus 1.15%(1)	5,925,000	5,962,625
Marriott Vacation Club Owner Trust, Series 2012-1A, Class A SEQ, 2.51%, 5/20/30(1)	876,042	870,571
Mosaic Solar Loan Trust, Series 2018-2GS, Class A SEQ, 4.20%, 2/22/44(1)	1,897,481	1,896,813
MVW Owner Trust, Series 2014-1A, Class B, 2.70%, 9/22/31(1)	63,581	61,905
MVW Owner Trust, Series 2015-1A, Class A SEQ, 2.52%, 12/20/32(1)	661,329	648,047
Progress Residential Trust, Series 2016-SFR2, Class A SEQ, VRN, 3.47%, 8/17/18, resets monthly off the 1-month LIBOR plus 1.40%(1)	1,973,054	1,979,259
Progress Residential Trust, Series 2017-SFR2, Class A SEQ, 2.90%, 12/17/34(1)	8,350,000	8,089,137
Progress Residential Trust, Series 2018-SFR1, Class B, 3.48%, 3/17/35(1)	3,550,000	3,494,496
Progress Residential Trust, Series 2018-SFR1, Class D, 3.88%, 3/17/35(1)	2,450,000	2,407,254

Sierra Receivables Funding Co. LLC, Series 2017-1A, Class A SEQ, 2.91%, 3/20/34(1)	1,481,770	1,467,414
Sierra Timeshare Receivables Funding LLC, Series 2014-1A, Class A SEQ, 2.07%, 3/20/30(1)	729,378	728,276
Sierra Timeshare Receivables Funding LLC, Series 2015-1A, Class A SEQ, 2.40%, 3/22/32(1)	444,711	441,313
Sierra Timeshare Receivables Funding LLC, Series 2015-2A, Class A SEQ, 2.43%, 6/20/32(1)	895,917	886,929
Sierra Timeshare Receivables Funding LLC, Series 2015-3A, Class A SEQ, 2.58%, 9/20/32(1)	1,564,603	1,556,983
Sierra Timeshare Receivables Funding LLC, Series 2016-1A, Class A SEQ, 3.08%, 3/21/33(1)	1,112,894	1,106,556
Sierra Timeshare Receivables Funding LLC, Series 2016-2A, Class A SEQ, 2.33%, 7/20/33(1)	1,160,892	1,138,592
Towd Point Mortgage Trust, Series 2017-3, Class M1, VRN, 3.50%, 8/1/18(1)(5)	4,000,000	3,873,518
Towd Point Mortgage Trust, Series 2017-4, Class A1, VRN, 2.75%, 8/1/18(1)(5)	5,421,422	5,300,733
VSE VOI Mortgage LLC, Series 2016-A, Class A SEQ, 2.54%, 7/20/33(1)	4,289,659	4,184,272
TOTAL ASSET-BACKED SECURITIES (Cost $81,787,660)		81,084,223
COMMERCIAL MORTGAGE-BACKED SECURITIES(4) — 4.6%
BB-UBS Trust, Series 2012-SHOW, Class A SEQ, 3.43%, 11/5/36(1)	4,000,000	3,937,084
Commercial Mortgage Pass-Through Certificates, Series 2014-CR15, Class B, VRN, 4.70%, 8/1/18(5)	2,105,000	2,196,295
Commercial Mortgage Pass-Through Certificates, Series 2016-CR28, Class B, VRN, 4.65%, 8/1/18(5)	3,500,000	3,630,599
Commercial Mortgage Trust, Series 2014-LC17, Class C, VRN, 4.56%, 8/1/18(5)	1,960,000	1,902,421
Commercial Mortgage Trust, Series 2015-CR22, Class B, VRN, 3.93%, 8/1/18(5)	2,500,000	2,440,199
Commercial Mortgage Trust, Series 2017-PANW, Class A SEQ, 3.24%, 10/10/29(1)	8,705,000	8,490,290
Core Industrial Trust, Series 2015-CALW, Class B, 3.25%, 2/10/34(1)	3,500,000	3,467,354
Core Industrial Trust, Series 2015-TEXW, Class B, 3.33%, 2/10/34(1)	2,825,000	2,801,204
Core Industrial Trust, Series 2015-WEST, Class A SEQ, 3.29%, 2/10/37(1)	3,600,000	3,524,742
CSAIL Commercial Mortgage Trust, Series 2017-CX10, Class AS, VRN, 3.67%, 8/1/18(5)	2,925,000	2,867,021
DBCG Mortgage Trust, Series 2017-BBG, Class A, VRN, 2.77%, 8/15/18, resets monthly off the 1-month LIBOR plus 0.70%(1)	5,000,000	5,007,615
GS Mortgage Securities Trust, Series 2015-GC28, Class AS, 3.76%, 2/10/48	2,000,000	1,953,062
GS Mortgage Securities Trust, Series 2016-GS2, Class B, VRN, 3.76%, 8/1/18(5)	3,000,000	2,934,484
Hudson Yards Mortgage Trust, Series 2016-10HY, Class A SEQ, 2.84%, 8/10/38(1)	3,000,000	2,810,835
Irvine Core Office Trust, Series 2013-IRV, Class A2 SEQ, VRN, 3.17%, 8/10/18(1)(5)	5,390,000	5,327,067
JPMBB Commercial Mortgage Securities Trust, Series 2014-C21, Class B, VRN, 4.34%, 8/1/18(5)	2,200,000	2,214,171
JPMDB Commercial Mortgage Securities Trust, Series 2017-C5, Class A4 SEQ, 3.41%, 3/15/50	6,340,000	6,215,240
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class B, 3.46%, 8/15/49	3,000,000	2,871,709
Morgan Stanley Capital I Trust, Series 2014-CPT, Class E, VRN, 3.45%, 8/1/18(1)(5)	1,960,000	1,917,591
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	4,200,000	4,030,857
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $73,310,846)		70,539,840
COLLATERALIZED LOAN OBLIGATIONS(4) — 4.4%
Ares XXXIIR CLO Ltd., Series 2014-32RA, Class A2A, VRN, 3.91%, 8/15/18, resets quarterly off the 3-month LIBOR plus 1.55%(1)	5,000,000	4,965,689
Bean Creek CLO Ltd., Series 2015-1A, Class BR, VRN, 3.80%, 10/20/18, resets quarterly off the 3-month LIBOR plus 1.45%(1)	3,200,000	3,144,435
Carlyle Global Market Strategies CLO, Series 2014-1A, Class A1R2, VRN, 3.31%, 10/17/18, resets quarterly off the 3-month LIBOR plus 0.97%(1)	2,000,000	1,988,160
Carlyle Global Market Strategies CLO, Series 2014-2RA, Class A3, VRN, 3.83%, 8/15/18, resets quarterly off the 3-month LIBOR plus 1.50%(1)	4,500,000	4,451,227
CBAM Ltd., Series 2018-5A, Class A, VRN, 3.32%, 10/17/18, resets quarterly off the 3-month LIBOR plus 1.02%(1)	2,150,000	2,134,125
CBAM Ltd., Series 2018-5A, Class B1, VRN, 3.70%, 10/17/18, resets quarterly off the 3-month LIBOR plus 1.40%(1)	2,200,000	2,154,954
CIFC Funding Ltd., Series 2013-3RA, Class A1, VRN, 3.33%, 10/24/18, resets quarterly off the 3-month LIBOR plus 0.98%(1)	3,175,000	3,156,010
CIFC Funding Ltd., Series 2013-3RA, Class A2, VRN, 3.75%, 10/24/18, resets quarterly off the 3-month LIBOR plus 1.40%(1)	6,000,000	5,900,602

Dryden 41 Senior Loan Fund, Series 2015-41A, Class AR, VRN, 3.31%, 10/16/18, resets quarterly off the 3-month LIBOR plus 0.97%(1)	2,125,000	2,112,011
Goldentree Loan Management US CLO 3 Ltd., Series 2018-3A, Class B1, VRN, 3.99%, 10/22/18, resets quarterly off the 3-month LIBOR plus 1.55%(1)	2,600,000	2,582,881
KKR CLO Ltd., Series 22A, Class A, VRN, 3.52%, 1/22/19, resets quarterly off the 3-month LIBOR plus 1.15%(1)	1,600,000	1,601,970
KKR CLO Ltd., Series 22A, Class B, VRN, 3.97%, 1/22/19, resets quarterly off the 3-month LIBOR plus 1.60%(1)	4,000,000	3,986,215
LCM XIV LP, Series 14A, Class AR, VRN, 3.44%, 10/22/18, resets quarterly off the 3-month LIBOR plus 1.04%(1)	1,500,000	1,494,962
LCM XIV LP, Series 2014A, Class BR, VRN, 3.98%, 10/22/18, resets quarterly off the 3-month LIBOR plus 1.58%(1)	3,500,000	3,483,259
LoanCore Issuer Ltd., Series 2018-CRE1, Class AS, VRN, 3.57%, 8/15/18, resets monthly off the 1-month LIBOR plus 1.50%(1)	3,668,000	3,668,267
Madison Park Funding XIII Ltd., Series 2014-13A, Class AR2, VRN, 3.29%, 10/19/18, resets quarterly off the 3-month LIBOR plus 0.95%(1)	1,600,000	1,597,504
Madison Park Funding XIII Ltd., Series 2014-13A, Class BR2, VRN, 3.84%, 10/19/18, resets quarterly off the 3-month LIBOR plus 1.50%(1)	4,000,000	3,999,189
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 3.32%, 10/16/18, resets quarterly off the 3-month LIBOR plus 0.98%(1)	2,700,000	2,691,348
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 3.84%, 10/16/18, resets quarterly off the 3-month LIBOR plus 1.50%(1)	2,500,000	2,492,585
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, VRN, 3.65%, 10/18/18, resets quarterly off the 3-month LIBOR plus 1.15%(1)	1,600,000	1,598,595
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 4.25%, 10/18/18, resets quarterly off the 3-month LIBOR plus 1.75%(1)	2,500,000	2,499,844
Symphony CLO XIX Ltd., Series 2018-19A, Class A, VRN, 3.30%, 10/16/18, resets quarterly off the 3-month LIBOR plus 0.96%(1)	5,000,000	4,996,104
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $67,090,523)		66,699,936
U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES(4) — 4.4%
Adjustable-Rate U.S. Government Agency Mortgage-Backed Securities(5) — 1.0%
FHLMC, VRN, 2.37%, 8/15/18	1,302,592	1,290,278
FHLMC, VRN, 3.72%, 8/15/18	1,454,336	1,532,572
FHLMC, VRN, 3.78%, 8/15/18	2,030	2,126
FHLMC, VRN, 3.82%, 8/15/18	3,737	3,907
FNMA, VRN, 3.18%, 8/25/18	2,179,770	2,169,764
FNMA, VRN, 3.18%, 8/25/18	4,140,443	4,115,658
FNMA, VRN, 3.25%, 8/25/18	2,536,109	2,553,305
FNMA, VRN, 3.52%, 8/25/18	1,539,330	1,596,138
FNMA, VRN, 3.61%, 8/25/18	4,552	4,662
FNMA, VRN, 3.97%, 8/25/18	5,908	6,075
FNMA, VRN, 4.05%, 8/25/18	935,888	970,217
FNMA, VRN, 4.06%, 8/25/18	839,935	868,855
		15,113,557
Fixed-Rate U.S. Government Agency Mortgage-Backed Securities — 3.4%
FHLMC, 6.00%, 2/1/38	2,127	2,331
FHLMC, 4.00%, 12/1/40	5,979	6,125
FNMA, 5.00%, 7/1/31	26,442	27,962
FNMA, 5.50%, 5/1/33	6,761	7,321
FNMA, 5.00%, 9/1/33	1,013,741	1,083,397
FNMA, 5.00%, 11/1/33	7,816	8,352
FNMA, 5.00%, 9/1/35	18,716	19,978
FNMA, 6.00%, 4/1/37	7,224	7,850
FNMA, 6.00%, 7/1/37	8,555	9,336
FNMA, 6.00%, 8/1/37	6,116	6,693
FNMA, 5.50%, 1/1/39	12,475	13,472

FNMA, 5.50%, 3/1/39	1,518	1,635
FNMA, 4.50%, 5/1/39	1,731,084	1,814,535
FNMA, 5.00%, 8/1/39	4,235	4,533
FNMA, 4.50%, 3/1/40	1,962,142	2,057,461
FNMA, 5.00%, 8/1/40	1,050,110	1,123,740
FNMA, 3.50%, 10/1/40	2,701,944	2,700,824
FNMA, 3.50%, 12/1/40	33,990	33,976
FNMA, 4.50%, 9/1/41	15,896	16,641
FNMA, 3.50%, 5/1/42	43,998	43,980
FNMA, 3.50%, 6/1/42	26,631	26,620
FNMA, 3.50%, 9/1/42	17,965	17,900
FNMA, 3.00%, 11/1/42	28,698	27,923
FNMA, 3.00%, 5/1/43	3,569,438	3,471,644
FNMA, 3.50%, 5/1/46	7,471,102	7,428,743
FNMA, 3.50%, 10/1/47	13,519,494	13,432,212
GNMA, 2.50%, 8/21/18(6)	715,000	674,931
GNMA, 3.00%, 8/21/18(6)	4,665,000	4,547,282
GNMA, 6.00%, 7/15/33	4,398	4,937
GNMA, 5.00%, 3/20/36	27,920	29,885
GNMA, 5.50%, 1/15/39	4,005	4,422
GNMA, 5.50%, 9/15/39	20,905	22,727
GNMA, 4.50%, 10/15/39	7,708	8,100
GNMA, 5.00%, 10/15/39	12,765	13,589
GNMA, 4.50%, 1/15/40	10,649	11,259
GNMA, 4.00%, 12/15/40	10,892	11,198
GNMA, 4.50%, 12/15/40	37,181	39,304
GNMA, 4.50%, 7/20/41	1,632,905	1,719,979
GNMA, 4.00%, 12/15/41	19,662	20,210
GNMA, 3.50%, 6/20/42	6,222,056	6,289,492
GNMA, 2.50%, 7/20/46	4,938,139	4,665,583
		51,458,082
TOTAL U.S. GOVERNMENT AGENCY MORTGAGE-BACKED SECURITIES (Cost $68,976,325)		66,571,639
BANK LOAN OBLIGATIONS(7) — 2.1%
Consumer Discretionary — 0.1%
Caesars Resort Collection, LLC, 2017 1st Lien Term Loan B, 12/22/24(8)	1,400,000	1,407,329
Diversified Telecommunication Services — 0.5%
CenturyLink, Inc., 2017 Term Loan B, 4.83%, 1/31/25, resets monthly off the 1-month LIBOR plus 2.75%	2,794,987	2,755,508
Level 3 Financing, Inc., 2017 Term Loan B, 4.33%, 2/22/24, resets monthly off the 1-month LIBOR plus 2.25%	2,200,000	2,206,116
Zayo Group, LLC, 2017 Incremental Term Loan, 4.33%, 1/19/24, resets monthly off the 1-month LIBOR plus 2.25%	2,600,000	2,613,182
		7,574,806
Equity Real Estate Investment Trusts (REITs) — 0.1%
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, 4/25/23(8)	2,400,000	2,405,256
Health Care Providers and Services — 0.2%
HCA Inc., 2018 Term Loan B10, 4.08%, 3/13/25, resets monthly off the 1-month LIBOR plus 2.00%	3,241,875	3,265,071
Hotels, Restaurants and Leisure — 0.5%
1011778 B.C. Unlimited Liability Company, Term Loan B3, 2/16/24(8)	3,600,000	3,602,250

Hilton Worldwide Finance, LLC, Term Loan B2, 3.81%, 10/25/23, resets quarterly off the 3-month LIBOR plus 1.75%	3,700,000	3,716,816
		7,319,066
Media — 0.1%
CSC Holdings, LLC, 2017 1st Lien Term Loan, 7/17/25(8)	1,500,000	1,494,240
Pharmaceuticals — 0.4%
Catalent Pharma Solutions Inc., USD Term Loan B, 5/20/24(8)	2,800,000	2,806,342
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, 6/1/25(8)	2,900,000	2,907,511
		5,713,853
Technology Hardware, Storage and Peripherals — 0.2%
Western Digital Corp., 2018 Term Loan B4, 4/29/23(8)	1,500,000	1,502,340
Western Digital Corp., 2018 Term Loan B4, 3.83%, 4/29/23, resets monthly off the 1-month LIBOR plus 1.75%	1,082,288	1,083,976
		2,586,316
TOTAL BANK LOAN OBLIGATIONS (Cost $31,824,504)		31,765,937
MUNICIPAL SECURITIES — 0.4%
Bay Area Toll Authority Rev., 6.92%, 4/1/40	365,000	494,319
Chicago GO, 7.05%, 1/1/29	400,000	428,896
Los Angeles Community College District GO, 6.75%, 8/1/49	600,000	869,058
Metropolitan Transportation Authority Rev., 6.69%, 11/15/40	195,000	258,334
Missouri Highway & Transportation Commission Rev., 5.45%, 5/1/33	175,000	201,723
New Jersey Turnpike Authority Rev., 7.10%, 1/1/41	225,000	315,873
Pennsylvania Turnpike Commission Rev., 5.56%, 12/1/49	125,000	155,794
Port Authority of New York & New Jersey Rev., 4.93%, 10/1/51	250,000	288,577
Rutgers The State University of New Jersey Rev., 5.67%, 5/1/40	200,000	237,802
Salt River Project Agricultural Improvement & Power District Rev., 4.84%, 1/1/41	415,000	469,589
San Diego County Water Authority Financing Corp. Rev., 6.14%, 5/1/49	100,000	130,835
San Francisco Public Utilities Commission Water Rev., 6.00%, 11/1/40	195,000	242,303
San Francisco Public Utilities Commission Water Rev., 6.95%, 11/1/50	580,000	828,936
Santa Clara Valley Transportation Authority Rev., 5.88%, 4/1/32	150,000	174,482
State of California GO, 4.60%, 4/1/38	110,000	114,773
State of California GO, 7.55%, 4/1/39	400,000	591,868
State of California GO, 7.30%, 10/1/39	90,000	127,328
State of Illinois GO, 5.10%, 6/1/33	200,000	194,464
University of California Rev., 4.60%, 5/15/31	400,000	425,108
TOTAL MUNICIPAL SECURITIES (Cost $6,539,557)		6,550,062
TEMPORARY CASH INVESTMENTS(9) — 2.6%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 4.375%, 1/31/20 - 11/15/47, valued at $12,837,533), in a joint trading account at 1.75%, dated 7/31/18, due 8/1/18 (Delivery value $12,608,957)		12,608,344
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $10,725,013), at 0.90%, dated 7/31/18, due 8/1/18 (Delivery value $10,511,263)		10,511,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	28,699	28,699
U.S. Treasury Bills, 1.86%, 8/2/18(10)(11)	$16,000,000	15,999,203
TOTAL TEMPORARY CASH INVESTMENTS (Cost $39,147,235)		39,147,246
TOTAL INVESTMENT SECURITIES — 100.5% (Cost $1,550,731,145)		1,535,715,478
OTHER ASSETS AND LIABILITIES — (0.5)%		(8,316,877)
TOTAL NET ASSETS — 100.0%		$1,527,398,601

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
USD	18,619,500	AUD	24,474,385	UBS AG	9/19/18	$432,686
CAD	3,927,079	USD	2,956,706	Morgan Stanley	9/19/18	64,617
CAD	5,849,173	USD	4,481,776	Morgan Stanley	9/19/18	18,322
CAD	5,008,026	USD	3,828,093	Morgan Stanley	9/19/18	24,864
CAD	389,970	USD	299,780	Morgan Stanley	9/19/18	246
USD	77,301,100	CAD	100,174,496	Morgan Stanley	9/19/18	231,214
USD	1,432,420	CAD	1,880,352	Morgan Stanley	9/19/18	(14,241)
USD	1,326,797	CAD	1,725,651	Morgan Stanley	9/19/18	(844)
CHF	4,499,572	USD	4,563,021	UBS AG	9/19/18	(727)
USD	16,432,657	CHF	16,101,868	UBS AG	9/19/18	106,336
CLP	1,960,102,960	USD	3,008,923	Goldman Sachs & Co.	9/20/18	66,578
CLP	2,004,514,748	USD	3,075,352	Goldman Sachs & Co.	9/20/18	69,834
CLP	3,908,803,758	USD	5,993,259	Goldman Sachs & Co.	9/20/18	139,854
CLP	7,797,806,842	USD	12,059,707	Goldman Sachs & Co.	9/20/18	175,450
CLP	987,900,985	USD	1,527,013	Goldman Sachs & Co.	9/20/18	23,054
CLP	2,524,912,229	USD	3,864,776	Goldman Sachs & Co.	9/20/18	96,940
USD	26,274,547	CLP	16,683,023,606	Goldman Sachs & Co.	9/20/18	98,030
USD	1,575,994	CZK	34,401,935	Goldman Sachs & Co.	9/19/18	95
USD	2,951,031	DKK	18,657,892	Goldman Sachs & Co.	9/19/18	12,289
EUR	979,530	USD	1,147,093	JPMorgan Chase Bank N.A.	8/15/18	(608)
USD	214,619,801	EUR	182,186,427	JPMorgan Chase Bank N.A.	8/15/18	1,380,683
USD	4,154,942	EUR	3,531,150	JPMorgan Chase Bank N.A.	8/15/18	21,926
USD	3,487,991	EUR	2,972,070	JPMorgan Chase Bank N.A.	8/15/18	9,348
USD	1,551,350	EUR	1,329,432	JPMorgan Chase Bank N.A.	8/15/18	(4,676)
GBP	907,677	USD	1,219,709	Morgan Stanley	9/19/18	(25,967)
GBP	543,387	USD	708,237	Morgan Stanley	9/19/18	6,405
USD	79,382,284	GBP	59,210,905	Morgan Stanley	9/19/18	1,510,378
USD	1,332,378	GBP	1,001,294	Morgan Stanley	9/19/18	15,514
USD	1,584,512	GBP	1,196,174	Morgan Stanley	9/19/18	11,350
HUF	1,462,041,077	USD	5,285,760	UBS AG	9/19/18	60,818
HUF	235,007,193	USD	858,631	UBS AG	9/19/18	774
USD	4,072,797	HUF	1,101,976,575	UBS AG	9/19/18	42,948
USD	31,102,094	HUF	8,437,998,050	UBS AG	9/19/18	244,949
USD	2,175,376	HUF	588,743,778	UBS AG	9/19/18	22,383
USD	706,497	HUF	196,043,973	UBS AG	9/19/18	(10,421)
IDR	54,999,605,096	USD	3,786,548	Goldman Sachs & Co.	9/19/18	12,564
ILS	1,006	USD	284	Goldman Sachs & Co.	9/20/18	(9)
JPY	176,337,777	USD	1,576,717	JPMorgan Chase Bank N.A.	8/15/18	1,652
USD	111,211,405	JPY	12,337,782,134	JPMorgan Chase Bank N.A.	8/15/18	778,107
USD	3,497,037	JPY	388,305,729	JPMorgan Chase Bank N.A.	8/15/18	21,381
USD	1,306,519	JPY	146,099,772	JPMorgan Chase Bank N.A.	8/15/18	(1,194)
KRW	4,513,117,007	USD	4,095,387	Goldman Sachs & Co.	9/19/18	(38,412)
KRW	930,524,616	USD	834,117	Goldman Sachs & Co.	9/19/18	2,359
USD	6,015,252	KRW	6,432,108,424	Goldman Sachs & Co.	9/19/18	233,238
MXN	20,136,076	USD	964,595	JPMorgan Chase Bank N.A.	9/19/18	107,367
USD	40,696,052	MXN	843,690,202	JPMorgan Chase Bank N.A.	9/19/18	(4,218,574)
USD	730,841	MXN	14,540,584	JPMorgan Chase Bank N.A.	9/19/18	(43,241)

USD	6,094,552	MXN	118,337,478	JPMorgan Chase Bank N.A.	9/19/18	(205,252)
USD	3,276,448	MYR	13,122,175	Goldman Sachs & Co.	9/19/18	36,305
NOK	11,071,372	USD	1,370,219	Goldman Sachs & Co.	9/19/18	(10,302)
USD	3,096,561	NOK	25,219,016	Goldman Sachs & Co.	9/19/18	(1,136)
USD	2,307,971	NZD	3,293,338	UBS AG	9/19/18	63,364
PEN	25,101,348	USD	7,641,667	Goldman Sachs & Co.	9/19/18	14,426
USD	7,613,390	PEN	25,101,348	Goldman Sachs & Co.	9/19/18	(42,703)
USD	3,809,976	PHP	203,662,279	Goldman Sachs & Co.	9/19/18	(24,878)
USD	3,604,933	PLN	13,174,587	Goldman Sachs & Co.	9/19/18	(2,371)
USD	1,185,379	RUB	74,772,903	Goldman Sachs & Co.	9/19/18	(5,619)
SEK	71,972	USD	8,264	Goldman Sachs & Co.	9/19/18	(49)
USD	3,571,910	SGD	4,762,071	Goldman Sachs & Co.	9/19/18	70,851
USD	6,172,881	THB	196,729,706	Goldman Sachs & Co.	9/19/18	241,583
TRY	20,576,586	USD	4,278,944	Goldman Sachs & Co.	9/19/18	(188,035)
USD	4,002,232	TRY	19,681,378	Goldman Sachs & Co.	9/19/18	89,303
ZAR	11,313,719	USD	813,118	UBS AG	9/19/18	40,818
USD	2,949,128	ZAR	38,074,133	UBS AG	9/19/18	75,372
USD	40,817,280	ZAR	525,910,242	UBS AG	9/19/18	1,122,667
USD	4,099,961	ZAR	54,375,735	UBS AG	9/19/18	(4,206)
USD	975,376	ZAR	13,296,325	UBS AG	9/19/18	(28,203)
						$2,927,574

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-BTP Italian Government 10-Year Bonds	196	September 2018	EUR	19,600,000	$29,176,216	$16,748
Euro-Bund 10-Year Bonds	70	September 2018	EUR	7,000,000	13,226,049	41,159
Japanese 10-Year Government Bonds	11	September 2018	JPY	1,100,000,000	14,824,398	(20,758)
Japanese 10-Year Mini Government Bonds	488	September 2018	JPY	4,880,000,000	65,705,317	(33,923)
Korean Treasury 10-Year Bonds	142	September 2018	KRW	14,200,000,000	15,379,895	171,113
U.S. Treasury 5-Year Notes	219	September 2018	USD	21,900,000	24,774,375	(7,347)
U.S. Treasury Ultra Bonds	38	September 2018	USD	3,800,000	5,962,438	49,788
					$169,048,688	$216,780

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date	Notional Amount		Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bonds	716	September 2018	EUR	71,600,000	$110,191,072	$(60,980)
Euro-OAT 10-Year Bonds	52	September 2018	EUR	5,200,000	9,347,736	(49,669)
U.K. Gilt 10-Year Bonds	339	September 2018	GBP	33,900,000	54,586,993	(547,805)
U.S. Treasury 10-Year Notes	170	September 2018	USD	17,000,000	20,301,719	20,867
					$194,427,520	$(637,587)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 30	Sell	5.00%	6/20/23	$22,070,000	$1,403,272	$273,188	$1,676,460

§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount		Value*
Goldman Sachs & Co.	BUBOR06M	Receive	0.82%	6/18/20	HUF	5,629,000,000	$(5,011)
Morgan Stanley	BUBOR06M	Receive	0.82%	6/15/20	HUF	2,774,000,000	(4,974)
Morgan Stanley	BUBOR06M	Receive	0.97%	6/21/20	HUF	2,885,000,000	(30,603)
							$(40,588)
*Amount represents value and unrealized appreciation (depreciation).

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.19%	12/5/27	$4,000,000	$(508)	$78,486	$77,978
CPURNSA	Receive	2.24%	11/15/26	$3,000,000	532	37,708	38,240
CPURNSA	Receive	2.28%	11/16/26	$3,000,000	532	28,089	28,621
CPURNSA	Receive	2.27%	11/21/26	$3,000,000	532	29,177	29,709
CPURNSA	Receive	2.17%	5/10/27	$16,400,000	677	305,041	305,718
					$1,765	$478,501	$480,266

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.(12)	CPURNSA	Receive	2.26%	11/15/26	$3,000,000	$33,249
Bank of America N.A.(12)	CPURNSA	Receive	2.29%	11/16/26	$3,000,000	25,646
Bank of America N.A.(12)	CPURNSA	Receive	2.28%	11/21/26	$3,000,000	28,579
Bank of America N.A.(12)	CPURNSA	Receive	2.22%	4/13/27	$4,000,000	48,091
Barclays Bank plc	CPURNSA	Receive	2.25%	11/15/26	$3,000,000	36,775
Barclays Bank plc	CPURNSA	Receive	2.28%	11/16/26	$3,000,000	27,414
Barclays Bank plc	CPURNSA	Receive	2.26%	11/21/26	$3,000,000	32,256
Goldman Sachs & Co.	CPURNSA	Receive	2.25%	11/15/26	$3,000,000	37,656
Goldman Sachs & Co.	CPURNSA	Receive	2.28%	11/16/26	$3,000,000	27,119
Goldman Sachs & Co.	CPURNSA	Receive	2.28%	11/21/26	$3,000,000	27,107
						$323,892
*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
BUBOR06M	-	6-month Budapest Interbank Offered Rate
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
GNMA	-	Government National Mortgage Association
GO	-	General Obligation
H15T1Y	-	Constant Maturity U.S. Treasury Note Yield Curve Rate Index
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

†	Category is less than 0.05% of total net assets.

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $367,573,833, which represented 24.1% of total net assets.

(2)	Security is a zero-coupon bond.

(3)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(4)	Final maturity date indicated, unless otherwise noted.

(5)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(6)	Forward commitment. Settlement date is indicated.

(7)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty. Final maturity date is indicated

(8)	The interest rate will be determined upon settlement of the bank loan obligation after period end.

(9)
Category includes collateral received at the custodian bank for collateral requirements on forward foreign currency exchange contracts and swap agreements. At the period end, the aggregate value of cash deposits received was $1,270,000.

(10)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward commitments, forward foreign currency exchange contracts, futures contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $5,468,452.

(11)	The rate indicated is the yield to maturity at purchase.

(12)	Collateral has been received at the custodian bank for collateral requirements on swap agreements. At the period end, the aggregate value of securities received was $47,848.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Corporate bonds, U.S. Treasury and Government Agency securities, convertible bonds, bank loan obligations, municipal securities, and sovereign governments and agencies are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

•	Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

•
Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

•	Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Sovereign Governments and Agencies	—	583,764,663	—
Corporate Bonds	—	498,616,679	—
Collateralized Mortgage Obligations	—	90,975,253	—
Asset-Backed Securities	—	81,084,223	—
Commercial Mortgage-Backed Securities	—	70,539,840	—
Collateralized Loan Obligations	—	66,699,936	—
U.S. Government Agency Mortgage-Backed Securities	—	66,571,639	—
Bank Loan Obligations	—	31,765,937	—
Municipal Securities	—	6,550,062	—
Temporary Cash Investments	28,699	39,118,547	—
	28,699	1,535,686,779	—
Other Financial Instruments
Futures Contracts	70,655	229,020	—
Swap Agreements	—	2,480,618	—
Forward Foreign Currency Exchange Contracts	—	7,799,242	—
	70,655	10,508,880	—
Liabilities
Other Financial Instruments
Futures Contracts	7,347	713,135	—
Swap Agreements	—	40,588	—
Forward Foreign Currency Exchange Contracts	—	4,871,668	—
	7,347	5,625,391	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

American Century Investments®
Quarterly Portfolio Holdings
International Bond Fund
July 31, 2018

International Bond - Schedule of Investments
JULY 31, 2018 (UNAUDITED)

		Shares/ Principal Amount ($)	Value ($)
SOVEREIGN GOVERNMENTS AND AGENCIES — 60.9%
Argentina — 0.1%
Argentine Republic Government International Bond, 6.875%, 1/26/27		$700,000	637,707
Australia — 2.1%
Australia Government Bond, 2.75%, 4/21/24	AUD	16,193,000	12,263,943
New South Wales Treasury Corp., 3.00%, 3/20/28	AUD	3,250,000	2,414,686
			14,678,629
Austria — 1.2%
Republic of Austria Government Bond, 3.40%, 11/22/22(1)	EUR	2,350,000	3,177,258
Republic of Austria Government Bond, 0.75%, 10/20/26(1)	EUR	2,189,000	2,625,704
Republic of Austria Government Bond, 4.15%, 3/15/37(1)	EUR	1,400,000	2,483,007
			8,285,969
Belgium — 0.4%
Kingdom of Belgium Government Bond, 4.25%, 3/28/41(1)	EUR	512,000	918,986
Kingdom of Belgium Government Bond, 1.60%, 6/22/47(1)	EUR	1,800,000	2,084,346
			3,003,332
Brazil — 0.1%
Brazilian Government International Bond, 5.625%, 1/7/41		$400,000	374,800
Canada — 7.1%
Canadian Government Bond, 1.00%, 9/1/22	CAD	23,900,000	17,508,906
Canadian Government Bond, 4.00%, 6/1/41	CAD	4,817,000	4,746,273
Province of British Columbia Canada, 3.25%, 12/18/21	CAD	1,009,000	796,217
Province of British Columbia Canada, 2.85%, 6/18/25	CAD	11,071,000	8,579,355
Province of Ontario Canada, MTN, 1.65%, 6/8/20	JPY	100,000,000	921,101
Province of Quebec Canada, 3.00%, 9/1/23	CAD	10,086,000	7,880,935
Province of Quebec Canada, 5.75%, 12/1/36	CAD	6,140,000	6,443,779
Province of Quebec Canada, 5.00%, 12/1/41	CAD	800,000	804,379
Province of Quebec Canada, 3.50%, 12/1/48	CAD	720,000	595,765
			48,276,710
Colombia — 0.1%
Colombia Government International Bond, 7.375%, 9/18/37		$300,000	379,500
Czech Republic — 0.3%
Czech Republic Government Bond, 4.70%, 9/12/22	CZK	37,500,000	1,937,587
Denmark — 0.3%
Denmark Government Bond, 0.50%, 11/15/27	DKK	5,887,000	932,432
Denmark Government Bond, 4.50%, 11/15/39	DKK	4,500,000	1,207,876
			2,140,308
Dominican Republic — 0.4%
Dominican Republic International Bond, 6.875%, 1/29/26		$1,000,000	1,072,930
Dominican Republic International Bond, 5.95%, 1/25/27(1)		$800,000	813,000
Dominican Republic International Bond, 5.95%, 1/25/27		$600,000	609,750
			2,495,680
Egypt — 0.1%
Egypt Government International Bond, 7.50%, 1/31/27(1)		$400,000	417,752

Finland — 0.6%
Finland Government Bond, 4.00%, 7/4/25(1)	EUR	2,727,000	4,016,708
France — 2.0%
French Republic Government Bond OAT, 3.25%, 10/25/21	EUR	2,060,000	2,689,806
French Republic Government Bond OAT, 1.75%, 11/25/24	EUR	2,006,237	2,581,406
French Republic Government Bond OAT, 5.50%, 4/25/29	EUR	157,000	274,547
French Republic Government Bond OAT, 3.25%, 5/25/45	EUR	4,999,000	8,113,946
			13,659,705
Germany — 1.2%
Bundesrepublik Deutschland Bundesanleihe, 4.75%, 7/4/40	EUR	938,000	1,944,306
Bundesrepublik Deutschland Bundesanleihe, 2.50%, 7/4/44	EUR	3,830,000	6,003,210
			7,947,516
Hungary — 2.0%
Hungary Government Bond, 6.75%, 10/22/28	HUF	2,949,000,000	13,935,876
Ireland — 0.8%
Ireland Government Bond, 3.40%, 3/18/24	EUR	3,719,000	5,130,077
Italy — 5.2%
Italy Buoni Poliennali Del Tesoro, 1.50%, 6/1/25	EUR	7,255,000	8,035,265
Italy Buoni Poliennali Del Tesoro, 2.00%, 12/1/25	EUR	11,084,000	12,613,005
Italy Buoni Poliennali Del Tesoro, 4.75%, 9/1/44(1)	EUR	7,420,000	10,479,049
Italy Buoni Poliennali Del Tesoro, 3.45%, 3/1/48(1)	EUR	3,617,000	4,206,242
			35,333,561
Japan — 17.7%
Japan Government Ten Year Bond, 0.80%, 6/20/23	JPY	991,350,000	9,253,951
Japan Government Thirty Year Bond, 2.40%, 3/20/37	JPY	2,283,450,000	27,428,132
Japan Government Thirty Year Bond, 2.00%, 9/20/41	JPY	3,029,300,000	35,128,826
Japan Government Thirty Year Bond, 0.80%, 3/20/48	JPY	350,000,000	3,185,590
Japan Government Twenty Year Bond, 2.10%, 12/20/26	JPY	4,366,950,000	45,939,150
			120,935,649
Jordan — 0.2%
Jordan Government International Bond, 7.375%, 10/10/47(1)		$1,500,000	1,449,860
Malaysia — 0.4%
Malaysia Government Bond, 3.96%, 9/15/25	MYR	12,150,000	2,969,962
Mexico — 4.6%
Mexican Bonos, 6.50%, 6/9/22	MXN	99,250,000	5,098,785
Mexican Bonos, 8.00%, 12/7/23	MXN	105,000,000	5,701,107
Mexican Bonos, 10.00%, 11/20/36	MXN	219,490,000	14,229,356
Mexico Government International Bond, 4.125%, 1/21/26		$200,000	198,850
Mexico Government International Bond, 4.15%, 3/28/27		$2,800,000	2,760,450
Nacional Financiera SNC, MTN, 0.78%, 3/29/22	JPY	400,000,000	3,603,606
			31,592,154
Netherlands — 1.5%
Netherlands Government Bond, 0.50%, 7/15/26(1)	EUR	7,688,000	9,140,688
Netherlands Government Bond, 2.75%, 1/15/47(1)	EUR	836,000	1,381,021
			10,521,709
New Zealand — 0.2%
New Zealand Government Bond, 5.50%, 4/15/23	NZD	2,155,000	1,688,456
Norway — 0.5%
Norway Government Bond, 2.00%, 5/24/23(1)	NOK	6,400,000	802,742

Norway Government Bond, 1.75%, 2/17/27(1)	NOK	22,200,000	2,712,408
			3,515,150
Poland — 0.4%
Republic of Poland Government Bond, 4.00%, 10/25/23	PLN	10,430,000	3,060,222
Russia — 0.4%
Russian Federal Bond - OFZ, 7.05%, 1/19/28	RUB	70,300,000	1,087,925
Russian Foreign Bond - Eurobond, 12.75%, 6/24/28		$900,000	1,479,702
			2,567,627
Singapore — 0.5%
Singapore Government Bond, 3.125%, 9/1/22	SGD	4,225,000	3,235,021
South Africa — 3.1%
Republic of South Africa Government Bond, 7.75%, 2/28/23	ZAR	107,000,000	8,028,547
Republic of South Africa Government Bond, 10.50%, 12/21/26	ZAR	90,900,000	7,671,497
Republic of South Africa Government Bond, 8.00%, 1/31/30	ZAR	73,000,000	5,165,523
			20,865,567
Spain — 1.6%
Spain Government Bond, 4.40%, 10/31/23(1)	EUR	2,090,000	2,946,521
Spain Government Bond, 1.60%, 4/30/25(1)	EUR	4,192,000	5,173,751
Spain Government Bond, 5.15%, 10/31/28(1)	EUR	1,268,000	2,012,259
Spain Government Bond, 5.15%, 10/31/44(1)	EUR	354,000	642,232
			10,774,763
Switzerland — 0.9%
Swiss Confederation Government Bond, 1.25%, 5/28/26	CHF	2,908,000	3,263,809
Swiss Confederation Government Bond, 2.50%, 3/8/36	CHF	1,965,000	2,689,673
			5,953,482
Thailand — 0.7%
Thailand Government Bond, 3.85%, 12/12/25	THB	152,200,000	4,992,398
Tunisia — 0.2%
Banque Centrale de Tunisie International Bond, 5.75%, 1/30/25		$1,200,000	1,099,872
Turkey — 0.2%
Turkey Government International Bond, 4.25%, 4/14/26		$1,000,000	837,280
Turkey Government International Bond, 6.00%, 3/25/27		$800,000	736,640
			1,573,920
United Kingdom — 3.8%
United Kingdom Gilt, 1.50%, 7/22/26	GBP	924,000	1,233,926
United Kingdom Gilt, 4.50%, 12/7/42	GBP	7,267,000	14,659,419
United Kingdom Gilt, 4.25%, 12/7/49	GBP	1,672,000	3,517,039
United Kingdom Gilt, 4.25%, 12/7/55	GBP	2,958,000	6,654,859
			26,065,243
TOTAL SOVEREIGN GOVERNMENTS AND AGENCIES (Cost $406,994,018)			415,512,472
CORPORATE BONDS — 26.4%
Belgium — 0.1%
Anheuser-Busch InBev SA, MTN, 1.50%, 3/17/25	EUR	800,000	975,618
Brazil — 0.2%
Globo Comunicacao e Participacoes SA, 4.84%, 6/8/25		$1,300,000	1,249,625
Canada — 0.3%
1011778 BC ULC / New Red Finance, Inc., 4.625%, 1/15/22(1)		1,250,000	1,250,000
NOVA Chemicals Corp., 4.875%, 6/1/24(1)		730,000	707,881
			1,957,881

Cayman Islands — 0.5%
Braskem Finance Ltd., 5.75%, 4/15/21(1)		800,000	833,296
CK Hutchison International 17 II Ltd., 2.25%, 9/29/20(1)		2,370,000	2,312,508
			3,145,804
Chile — 0.1%
Colbun SA, 3.95%, 10/11/27(1)		800,000	759,552
Colombia — 0.2%
Bancolombia SA, VRN, 4.875%, 10/18/22(2)		1,700,000	1,672,375
France — 1.6%
AXA SA, MTN, VRN, 6.69%, 7/6/26(2)	GBP	1,200,000	1,824,566
AXA SA, MTN, VRN, 3.375%, 7/6/27(2)	EUR	600,000	726,923
BNP Paribas Cardif SA, VRN, 4.03%, 11/25/25(2)	EUR	800,000	1,002,218
CNP Assurances, VRN, 4.00%, 11/18/24(2)	EUR	1,200,000	1,486,655
Credit Agricole Assurances SA, VRN, 4.25%, 1/13/25(2)	EUR	2,000,000	2,514,437
Credit Agricole SA, MTN, 7.375%, 12/18/23	GBP	1,500,000	2,448,806
Orange SA, MTN, VRN, 4.00%, 10/1/21(2)	EUR	960,000	1,226,162
			11,229,767
Germany — 1.8%
Allianz SE, VRN, 3.375%, 9/18/24(2)	EUR	1,000,000	1,264,699
Bayer AG, VRN, 3.75%, 7/1/24(2)	EUR	1,100,000	1,365,957
Commerzbank AG, MTN, 4.00%, 3/23/26	EUR	2,000,000	2,525,878
Daimler AG, MTN, 0.85%, 2/28/25	EUR	900,000	1,036,546
Kreditanstalt fuer Wiederaufbau, 4.625%, 1/4/23	EUR	3,165,000	4,470,695
RWE AG, VRN, 7.00%, 3/20/19(2)	GBP	1,000,000	1,353,567
			12,017,342
Ireland — 1.1%
Ardagh Packaging Finance plc / Ardagh Holdings USA, Inc., 6.00%, 2/15/25(1)		$1,530,000	1,497,487
GE Capital European Funding Unlimited. Co., MTN, 5.375%, 1/23/20	EUR	3,960,000	4,998,006
Novolipetsk Steel via Steel Funding DAC, 4.00%, 9/21/24(1)		$700,000	660,888
			7,156,381
Italy — 1.6%
Assicurazioni Generali SpA, MTN, VRN, 4.60%, 11/21/25(2)	EUR	2,000,000	2,393,715
Eni SpA, MTN, 1.75%, 1/18/24	EUR	1,100,000	1,341,910
Intesa Sanpaolo SpA, MTN, 6.625%, 9/13/23	EUR	2,000,000	2,758,656
Intesa Sanpaolo Vita SpA, VRN, 4.75%, 12/17/24(2)	EUR	1,500,000	1,806,888
UniCredit SpA, MTN, VRN, 5.75%, 10/28/20(2)	EUR	1,000,000	1,245,634
UniCredit SpA, VRN, 5.86%, 6/19/27(1)(2)		$1,340,000	1,213,327
			10,760,130
Kazakhstan — 0.2%
KazTransGas JSC, 4.375%, 9/26/27(1)		1,200,000	1,156,631
Luxembourg — 1.5%
European Financial Stability Facility, MTN, 2.125%, 2/19/24	EUR	5,605,000	7,243,460
European Financial Stability Facility, MTN, 2.35%, 7/29/44	EUR	1,830,000	2,546,705
Gazprom OAO Via Gaz Capital SA, MTN, 7.29%, 8/16/37		$600,000	689,334
			10,479,499
Netherlands — 1.8%
Alcoa Nederland Holding BV, 6.125%, 5/15/28(1)		520,000	536,900
BMW Finance NV, MTN, 1.00%, 2/15/22	EUR	1,000,000	1,204,924
BMW Finance NV, MTN, 0.875%, 4/3/25	EUR	800,000	937,528

Constellium NV, 6.625%, 3/1/25(1)		$400,000	408,876
Deutsche Telekom International Finance BV, MTN, 1.25%, 10/6/23	GBP	1,150,000	1,462,351
Deutsche Telekom International Finance BV, MTN, 0.875%, 1/30/24	EUR	820,000	969,916
ING Groep NV, MTN, VRN, 1.625%, 9/26/24(2)	EUR	1,300,000	1,480,252
NXP BV / NXP Funding LLC, 4.125%, 6/15/20(1)		$750,000	754,687
Petrobras Global Finance BV, 5.30%, 1/27/25(1)		1,350,000	1,294,312
Sensata Technologies BV, 5.00%, 10/1/25(1)		680,000	683,400
Telefonica Europe BV, VRN, 3.00%, 12/4/23(2)	EUR	800,000	912,561
Telefonica Europe BV, VRN, 5.875%, 3/31/24(2)	EUR	900,000	1,175,029
Teva Pharmaceutical Finance Netherlands III BV, 3.15%, 10/1/26		$800,000	680,329
			12,501,065
Norway — 0.3%
Equinor ASA, MTN, 0.875%, 2/17/23	EUR	1,700,000	2,035,213
Spain — 1.1%
Banco Santander SA, MTN, 2.50%, 3/18/25	EUR	2,200,000	2,623,988
CaixaBank SA, MTN, VRN, 2.75%, 7/14/23(2)	EUR	800,000	960,734
Criteria Caixa SAU, MTN, 1.50%, 5/10/23	EUR	1,500,000	1,755,344
Ibercaja Banco SA, VRN, 5.00%, 7/28/20(2)	EUR	1,200,000	1,457,286
Liberbank SA, VRN, 6.875%, 3/14/22(2)	EUR	700,000	892,771
			7,690,123
Switzerland — 0.3%
Credit Suisse Group AG, VRN, 2.125%, 9/12/24(2)	GBP	1,500,000	1,888,693
Turkey — 0.4%
QNB Finansbank AS, 4.875%, 5/19/22(1)		$1,400,000	1,293,044
Turkiye Garanti Bankasi AS, 5.875%, 3/16/23(1)		1,000,000	940,460
Yapi ve Kredi Bankasi AS, 5.75%, 2/24/22		250,000	228,084
			2,461,588
United Kingdom — 4.2%
Barclays plc, MTN, VRN, 2.00%, 2/7/23(2)	EUR	1,600,000	1,792,855
Barclays plc, MTN, VRN, 1.375%, 1/24/25(2)	EUR	1,200,000	1,353,348
Centrica plc, VRN, 5.25%, 4/10/25(2)	GBP	1,500,000	2,086,383
Co-Operative Bank plc (The), 4.75%, 11/11/21 (Secured)	GBP	2,640,000	3,725,664
HSBC Holdings plc, 0.84%, 9/26/23	JPY	400,000,000	3,658,675
HSBC Holdings plc, 2.625%, 8/16/28	GBP	1,000,000	1,273,667
InterContinental Hotels Group plc, MTN, 3.75%, 8/14/25	GBP	1,100,000	1,531,965
International Game Technology plc, 6.25%, 2/15/22(1)		$1,200,000	1,248,000
Lloyds Bank plc, MTN, 7.625%, 4/22/25	GBP	1,500,000	2,532,300
Santander UK plc, MTN, 5.125%, 4/14/21 (Secured)	GBP	1,940,000	2,801,332
Sensata Technologies UK Financing Co. plc, 6.25%, 2/15/26(1)		$700,000	737,625
SSE plc, VRN, 2.375%, 4/1/21(2)	EUR	1,400,000	1,676,069
Tesco Corporate Treasury Services plc, MTN, 2.50%, 7/1/24	EUR	1,940,000	2,403,360
Tesco plc, MTN, 5.00%, 3/24/23	GBP	1,000,000	1,451,601
Virgin Media Secured Finance plc, 5.25%, 1/15/26(1)		$610,000	575,687
			28,848,531
United States — 9.1%
AES Corp., 4.875%, 5/15/23		940,000	948,225
Ally Financial, Inc., 4.625%, 3/30/25		1,500,000	1,490,625
AMC Networks, Inc., 4.75%, 8/1/25		1,340,000	1,289,750
Antero Resources Corp., 5.125%, 12/1/22		1,100,000	1,108,250

Aramark Services, Inc., 5.00%, 4/1/25(1)		1,030,000	1,032,575
Ashland LLC, 4.75%, 8/15/22		900,000	907,875
AT&T, Inc., 3.375%, 3/15/34	EUR	1,000,000	1,248,513
Ball Corp., 4.00%, 11/15/23		$940,000	917,675
Bank of America Corp., MTN, 2.30%, 7/25/25	GBP	700,000	907,604
Calpine Corp., 5.875%, 1/15/24(1)		$440,000	443,300
CCO Holdings LLC / CCO Holdings Capital Corp., 5.25%, 9/30/22		1,240,000	1,254,725
CCO Holdings LLC / CCO Holdings Capital Corp., 5.125%, 5/1/27(1)		1,050,000	1,005,375
CIT Group, Inc., 5.00%, 8/15/22		860,000	878,275
CommScope Technologies LLC, 5.00%, 3/15/27(1)		1,640,000	1,580,550
Continental Resources, Inc., 3.80%, 6/1/24		1,500,000	1,475,304
Crown Americas LLC / Crown Americas Capital Corp. IV, 4.50%, 1/15/23		1,360,000	1,348,950
Crown Americas LLC / Crown Americas Capital Corp. VI, 4.75%, 2/1/26(1)		410,000	386,425
CSC Holdings LLC, 5.50%, 4/15/27(1)		1,040,000	1,003,600
CyrusOne LP / CyrusOne Finance Corp., 5.00%, 3/15/24		140,000	140,875
DaVita, Inc., 5.125%, 7/15/24		1,500,000	1,462,500
Dell International LLC / EMC Corp., 7.125%, 6/15/24(1)		500,000	537,613
Diamondback Energy, Inc., 5.375%, 5/31/25		1,070,000	1,071,338
Discovery Communications LLC, 2.50%, 9/20/24	GBP	1,800,000	2,314,383
First Data Corp., 5.00%, 1/15/24(1)		$1,600,000	1,620,000
Goldman Sachs Group, Inc. (The), 5.50%, 10/12/21	GBP	850,000	1,232,212
Goldman Sachs Group, Inc. (The), MTN, 4.25%, 1/29/26	GBP	800,000	1,153,488
Goodyear Tire & Rubber Co. (The), 5.125%, 11/15/23		$1,300,000	1,293,500
Hanesbrands, Inc., 4.625%, 5/15/24(1)		500,000	488,750
HCA, Inc., 5.00%, 3/15/24		250,000	254,375
Hilton Domestic Operating Co., Inc., 4.25%, 9/1/24		1,150,000	1,111,187
International Business Machines Corp., 1.75%, 3/7/28	EUR	1,000,000	1,227,304
IQVIA, Inc., 5.00%, 10/15/26(1)		$1,000,000	1,000,450
Lamar Media Corp., 5.375%, 1/15/24		800,000	824,000
Lamb Weston Holdings, Inc., 4.625%, 11/1/24(1)		1,340,000	1,319,900
Lennar Corp., 4.75%, 4/1/21		780,000	790,725
Lennar Corp., 4.50%, 4/30/24		400,000	389,000
Netflix, Inc., 4.875%, 4/15/28(1)		1,500,000	1,421,250
Newfield Exploration Co., 5.75%, 1/30/22		1,360,000	1,424,600
NextEra Energy Operating Partners LP, 4.50%, 9/15/27(1)		1,410,000	1,332,450
Post Holdings, Inc., 5.00%, 8/15/26(1)		1,080,000	1,018,915
Range Resources Corp., 4.875%, 5/15/25		950,000	884,688
Reynolds Group Issuer, Inc. / Reynolds Group Issuer LLC / Reynolds Group Issuer Lu, 5.125%, 7/15/23(1)		1,010,000	1,005,607
Sirius XM Radio, Inc., 5.375%, 4/15/25(1)		1,350,000	1,343,250
Spectrum Brands, Inc., 5.75%, 7/15/25		630,000	631,575
Sprint Communications, Inc., 6.00%, 11/15/22		750,000	760,080
Steel Dynamics, Inc., 5.00%, 12/15/26		1,180,000	1,178,525
Sunoco LP / Sunoco Finance Corp., 5.50%, 2/15/26(1)		1,190,000	1,134,962
T-Mobile USA, Inc., 4.75%, 2/1/28		1,060,000	984,157
Targa Resources Partners LP / Targa Resources Partners Finance Corp., 5.00%, 1/15/28(1)		910,000	861,088
Tenet Healthcare Corp., 4.375%, 10/1/21		400,000	400,500
Tenet Healthcare Corp., 5.125%, 5/1/25		900,000	874,406
Tenneco, Inc., 5.00%, 7/15/26		870,000	769,950
United Rentals North America, Inc., 4.625%, 7/15/23		1,360,000	1,368,500

United Rentals North America, Inc., 5.75%, 11/15/24		480,000	492,600
Universal Health Services, Inc., 4.75%, 8/1/22(1)		940,000	949,400
Walmart, Inc., 0.18%, 7/15/22	JPY	450,000,000	4,038,824
Zayo Group LLC / Zayo Capital, Inc., 5.75%, 1/15/27(1)		$1,000,000	992,500
ZF North America Capital, Inc., 4.00%, 4/29/20(1)		762,000	765,523
			62,092,546
TOTAL CORPORATE BONDS (Cost $183,076,208)			180,078,364
ASSET-BACKED SECURITIES(3) — 3.8%
Goodgreen, Series 2018-1A, Class A, VRN, 3.93%, 8/15/18(1)(4)		1,763,061	1,766,170
Invitation Homes Trust, Series 2018-SFR1, Class A, VRN, 2.77%, 8/17/18, resets monthly off the 1-month LIBOR plus 0.70%(1)		3,953,481	3,944,211
Invitation Homes Trust, Series 2018-SFR2, Class B, VRN, 3.15%, 8/17/18, resets monthly off the 1-month LIBOR plus 1.08%(1)		2,550,000	2,559,644
Invitation Homes Trust, Series 2018-SFR2, Class C, VRN, 3.35%, 8/17/18, resets monthly off the 1-month LIBOR plus 1.28%(1)		2,775,000	2,783,802
Invitation Homes Trust, Series 2018-SFR3, Class B, VRN, 3.22%, 8/17/18, resets monthly off the 1-month LIBOR plus 1.15%(1)		2,700,000	2,717,146
Mosaic Solar Loan Trust, Series 2018-2GS, Class A SEQ, 4.20%, 2/22/44(1)		862,491	862,188
MVW Owner Trust, Series 2017-1A, Class A SEQ, 2.42%, 12/20/34(1)		2,496,440	2,422,271
Progress Residential Trust, Series 2017-SFR1, Class A SEQ, 2.77%, 8/17/34(1)		2,815,954	2,722,721
Towd Point Mortgage Trust, Series 2017-4, Class A1, VRN, 2.75%, 8/1/18(1)(4)		3,769,974	3,686,048
VSE VOI Mortgage LLC, Series 2017-A, Class A SEQ, 2.33%, 3/20/35(1)		2,581,401	2,499,753
TOTAL ASSET-BACKED SECURITIES (Cost $26,296,069)			25,963,954
COLLATERALIZED LOAN OBLIGATIONS(3) — 2.6%
Carlyle Global Market Strategies CLO, Series 2014-2RA, Class A3, VRN, 3.83%, 8/15/18, resets quarterly off the 3-month LIBOR plus 1.50%(1)		3,000,000	2,967,485
Goldentree Loan Management US CLO 3 Ltd., Series 2018-3A, Class B1, VRN, 3.99%, 10/22/18, resets quarterly off the 3-month LIBOR plus 1.55%(1)		1,800,000	1,788,148
KKR CLO Ltd., Series 22A, Class A, VRN, 3.52%, 1/22/19, resets quarterly off the 3-month LIBOR plus 1.15%(1)		750,000	750,924
KKR CLO Ltd., Series 22A, Class B, VRN, 3.97%, 1/22/19, resets quarterly off the 3-month LIBOR plus 1.60%(1)		1,500,000	1,494,830
LCM XIV LP, Series 2014A, Class BR, VRN, 3.98%, 10/22/18, resets quarterly off the 3-month LIBOR plus 1.58%(1)		2,375,000	2,363,640
LoanCore Issuer Ltd., Series 2018-CRE1, Class AS, VRN, 3.57%, 8/15/18, resets monthly off the 1-month LIBOR plus 1.50%(1)		1,701,000	1,701,124
Magnetite VIII Ltd., Series 2014-8A, Class AR2, VRN, 3.32%, 10/16/18, resets quarterly off the 3-month LIBOR plus 0.98%(1)		2,300,000	2,292,629
Magnetite VIII Ltd., Series 2014-8A, Class BR2, VRN, 3.84%, 10/16/18, resets quarterly off the 3-month LIBOR plus 1.50%(1)		1,750,000	1,744,810
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class A, VRN, 3.65%, 10/18/18, resets quarterly off the 3-month LIBOR plus 1.15%(1)		1,000,000	999,122
Sounds Point CLO IV-R Ltd., Series 2013-3RA, Class B, VRN, 4.25%, 10/18/18, resets quarterly off the 3-month LIBOR plus 1.75%(1)		1,750,000	1,749,891
TOTAL COLLATERALIZED LOAN OBLIGATIONS (Cost $17,915,696)			17,852,603
COLLATERALIZED MORTGAGE OBLIGATIONS(3) — 2.5%
Private Sponsor Collateralized Mortgage Obligations — 0.9%
Agate Bay Mortgage Trust, Series 2016-1, Class A5 SEQ, VRN, 3.50%, 8/1/18(1)(4)		3,226,221	3,210,089
Credit Suisse Mortgage Trust, Series 2017-HL1, Class A3 SEQ, VRN, 3.50%, 8/1/18(1)(4)		3,037,327	3,011,491
			6,221,580
U.S. Government Agency Collateralized Mortgage Obligations — 1.6%
FHLMC, Series 2017-DNA2, Class M1, VRN, 3.26%, 8/25/18, resets monthly off the 1-month LIBOR plus 1.20%		3,702,419	3,745,413
FHLMC, Series 2017-HQA2, Class M1, VRN, 2.86%, 8/25/18, resets monthly off the 1-month LIBOR plus 0.80%		3,530,665	3,537,552

FNMA, Series 2017-C06, Class 2M1, VRN, 2.81%, 8/25/18, resets monthly off the 1-month LIBOR plus 0.75%	3,260,719	3,263,370
		10,546,335
TOTAL COLLATERALIZED MORTGAGE OBLIGATIONS (Cost $16,953,818)		16,767,915
BANK LOAN OBLIGATIONS(5) — 2.0%
United States — 2.0%
1011778 B.C. Unlimited Liability Company, Term Loan B3, 2/16/24(6)	1,450,000	1,450,906
Caesars Resort Collection, LLC, 2017 1st Lien Term Loan B, 12/22/24(6)	550,000	552,879
Catalent Pharma Solutions Inc., USD Term Loan B, 5/20/24(6)	1,300,000	1,302,944
CenturyLink, Inc., 2017 Term Loan B, 4.83%, 1/31/25, resets monthly off the 1-month LIBOR plus 2.75%	1,018,246	1,003,863
CSC Holdings, LLC, 2017 1st Lien Term Loan, 7/17/25(6)	750,000	747,120
HCA Inc., 2018 Term Loan B10, 4.08%, 3/13/25, resets monthly off the 1-month LIBOR plus 2.00%	1,471,313	1,481,840
Hilton Worldwide Finance, LLC, Term Loan B2, 3.81%, 10/25/23, resets quarterly off the 3-month LIBOR plus 1.75%	1,600,000	1,607,272
Level 3 Financing, Inc., 2017 Term Loan B, 4.33%, 2/22/24, resets monthly off the 1-month LIBOR plus 2.25%	900,000	902,502
MGM Growth Properties Operating Partnership LP, 2016 Term Loan B, 4/25/23(6)	1,000,000	1,002,190
Valeant Pharmaceuticals International, Inc., 2018 Term Loan B, 6/1/25(6)	1,250,000	1,253,238
Western Digital Corp., 2018 Term Loan B4, 4/29/23(6)	650,000	651,014
Western Digital Corp., 2018 Term Loan B4, 3.83%, 4/29/23, resets monthly off the 1-month LIBOR plus 1.75%	483,788	484,542
Zayo Group, LLC, 2017 Incremental Term Loan, 4.33%, 1/19/24, resets monthly off the 1-month LIBOR plus 2.25%	1,100,000	1,105,577
		13,545,887
TOTAL BANK LOAN OBLIGATIONS (Cost $13,571,000)		13,545,887
COMMERCIAL MORTGAGE-BACKED SECURITIES(3) — 1.2%
Core Industrial Trust, Series 2015-CALW, Class C, 3.56%, 2/10/34(1)	2,000,000	1,988,234
JPMorgan Chase Commercial Mortgage Securities Trust, Series 2016-JP2, Class AS, 3.06%, 8/15/49	2,600,000	2,441,484
Morgan Stanley Bank of America Merrill Lynch Trust, Series 2017-C34, Class A3 SEQ, 3.28%, 11/15/52	2,000,000	1,921,624
UBS Commercial Mortgage Trust, Series 2017-C1, Class A3 SEQ, 3.20%, 6/15/50	2,300,000	2,207,374
TOTAL COMMERCIAL MORTGAGE-BACKED SECURITIES (Cost $8,950,863)		8,558,716
TEMPORARY CASH INVESTMENTS — 1.5%
Repurchase Agreement, BMO Capital Markets Corp., (collateralized by various U.S. Treasury obligations, 1.125% - 4.375%, 1/31/20 - 11/15/47, valued at $2,899,728), in a joint trading account at 1.75%, dated 7/31/18, due 8/1/18 (Delivery value $2,848,097)		2,847,959
Repurchase Agreement, Fixed Income Clearing Corp., (collateralized by various U.S. Treasury obligations, 3.75%, 11/15/43, valued at $2,426,296), at 0.90%, dated 7/31/18, due 8/1/18 (Delivery value $2,374,059)		2,374,000
State Street Institutional U.S. Government Money Market Fund, Premier Class	15,618	15,618
U.S. Treasury Bills, 1.86%, 8/2/18(7)(8)	5,000,000	4,999,751
TOTAL TEMPORARY CASH INVESTMENTS (Cost $10,237,324)		10,237,328
TOTAL INVESTMENT SECURITIES — 100.9% (Cost $683,994,996)		688,517,239
OTHER ASSETS AND LIABILITIES — (0.9)%		(6,081,366)
TOTAL NET ASSETS — 100.0%		$682,435,873

FORWARD FOREIGN CURRENCY EXCHANGE CONTRACTS
Currency Purchased		Currency Sold		Counterparty	Settlement Date	Unrealized Appreciation (Depreciation)
AUD	2,692,510	USD	2,048,394	UBS AG	9/19/18	$(47,601)
USD	416,026	AUD	563,286	UBS AG	9/19/18	(2,549)
CAD	1,742,131	USD	1,311,654	Morgan Stanley	9/19/18	28,665
CAD	2,021,589	USD	1,541,992	Morgan Stanley	9/19/18	13,330
CAD	2,809,222	USD	2,152,493	Morgan Stanley	9/19/18	8,800
CAD	2,341,032	USD	1,789,465	Morgan Stanley	9/19/18	11,623
CAD	3,266,778	USD	2,511,255	Morgan Stanley	9/19/18	2,062
USD	14,532,168	CAD	18,832,236	Morgan Stanley	9/19/18	43,467
USD	505,090	CAD	663,655	Morgan Stanley	9/19/18	(5,497)
USD	610,262	CAD	801,097	Morgan Stanley	9/19/18	(6,067)
USD	655,955	CAD	860,459	Morgan Stanley	9/19/18	(6,045)
USD	2,204,433	CAD	2,867,118	Morgan Stanley	9/19/18	(1,402)
CHF	1,831,684	USD	1,857,513	UBS AG	9/19/18	(296)
USD	2,322,068	CHF	2,275,325	UBS AG	9/19/18	15,026
CLP	921,218,022	USD	1,414,147	Goldman Sachs & Co.	9/20/18	31,291
CLP	944,606,668	USD	1,449,228	Goldman Sachs & Co.	9/20/18	32,908
CLP	1,799,250,795	USD	2,758,741	Goldman Sachs & Co.	9/20/18	64,376
CLP	3,660,381,550	USD	5,660,967	Goldman Sachs & Co.	9/20/18	82,358
CLP	442,974,176	USD	684,712	Goldman Sachs & Co.	9/20/18	10,338
CLP	1,100,123,694	USD	1,683,913	Goldman Sachs & Co.	9/20/18	42,238
USD	12,100,977	CLP	7,683,515,121	Goldman Sachs & Co.	9/20/18	45,148
USD	860,681	CZK	18,787,555	Goldman Sachs & Co.	9/19/18	52
DKK	8,667,733	USD	1,370,934	Goldman Sachs & Co.	9/19/18	(5,709)
EUR	120,722,204	USD	142,213,533	JPMorgan Chase Bank N.A.	8/15/18	(914,882)
EUR	1,161,270	USD	1,350,819	JPMorgan Chase Bank N.A.	8/15/18	8,383
USD	1,725,195	EUR	1,466,187	JPMorgan Chase Bank N.A.	8/15/18	9,104
USD	1,511,453	EUR	1,287,889	JPMorgan Chase Bank N.A.	8/15/18	4,051
USD	904,954	EUR	775,502	JPMorgan Chase Bank N.A.	8/15/18	(2,728)
USD	1,355,407	EUR	1,157,414	JPMorgan Chase Bank N.A.	8/15/18	718
GBP	1,492,199	USD	2,000,546	Morgan Stanley	9/19/18	(38,064)
GBP	3,089,614	USD	4,108,649	Morgan Stanley	9/19/18	(45,307)
GBP	397,398	USD	517,959	Morgan Stanley	9/19/18	4,684
USD	1,115,789	GBP	841,271	Morgan Stanley	9/19/18	9,382
USD	1,321,859	GBP	1,005,817	Morgan Stanley	9/19/18	(953)
HKD	1,526,317	USD	194,867	Goldman Sachs & Co.	9/19/18	(198)
HUF	667,489,046	USD	2,413,193	UBS AG	9/19/18	27,766
HUF	104,581,034	USD	382,101	UBS AG	9/19/18	344
USD	1,512,753	HUF	409,305,585	UBS AG	9/19/18	15,952
USD	13,410,097	HUF	3,638,159,214	UBS AG	9/19/18	105,613
USD	1,238,825	HUF	335,275,500	UBS AG	9/19/18	12,747
USD	400,444	HUF	111,118,068	UBS AG	9/19/18	(5,907)
IDR	47,110,260,213	USD	3,354,237	Goldman Sachs & Co.	9/19/18	(100,084)
IDR	23,091,642,592	USD	1,589,786	Goldman Sachs & Co.	9/19/18	5,275
ILS	5,380,480	USD	1,517,209	Goldman Sachs & Co.	9/20/18	(47,263)
JPY	8,209,318,898	USD	73,997,893	JPMorgan Chase Bank N.A.	8/15/18	(517,737)
JPY	82,779,793	USD	734,332	JPMorgan Chase Bank N.A.	8/15/18	6,615
JPY	134,848,885	USD	1,205,745	JPMorgan Chase Bank N.A.	8/15/18	1,263

USD	1,734,124	JPY	192,554,566	JPMorgan Chase Bank N.A.	8/15/18	10,603
USD	1,394,687	JPY	155,959,047	JPMorgan Chase Bank N.A.	8/15/18	(1,275)
KRW	14,048,421,561	USD	13,137,961	Goldman Sachs & Co.	9/19/18	(509,416)
KRW	2,351,911,987	USD	2,134,221	Goldman Sachs & Co.	9/19/18	(20,018)
KRW	557,854,654	USD	500,691	Goldman Sachs & Co.	9/19/18	781
USD	523,494	KRW	582,659,758	Goldman Sachs & Co.	9/19/18	(276)
MXN	10,826,006	USD	518,607	JPMorgan Chase Bank N.A.	9/19/18	57,725
USD	17,190,144	MXN	356,377,462	JPMorgan Chase Bank N.A.	9/19/18	(1,781,939)
USD	329,839	MXN	6,562,374	JPMorgan Chase Bank N.A.	9/19/18	(19,515)
USD	2,773,181	MXN	53,846,656	JPMorgan Chase Bank N.A.	9/19/18	(93,395)
MYR	2,883,198	USD	719,900	Goldman Sachs & Co.	9/19/18	(7,977)
NOK	1,798,299	USD	222,562	Goldman Sachs & Co.	9/19/18	(1,673)
USD	1,403,216	NOK	11,428,071	Goldman Sachs & Co.	9/19/18	(515)
USD	363,472	NZD	518,653	UBS AG	9/19/18	9,979
PEN	11,369,780	USD	3,461,331	Goldman Sachs & Co.	9/19/18	6,534
USD	3,448,523	PEN	11,369,780	Goldman Sachs & Co.	9/19/18	(19,342)
USD	1,702,647	PHP	91,014,971	Goldman Sachs & Co.	9/19/18	(11,118)
USD	357,736	PLN	1,307,383	Goldman Sachs & Co.	9/19/18	(235)
RUB	43,994,055	USD	697,440	Goldman Sachs & Co.	9/19/18	3,306
SEK	48,902,264	USD	5,615,206	Goldman Sachs & Co.	9/19/18	(33,602)
USD	434,220	SEK	3,780,592	Goldman Sachs & Co.	9/19/18	2,711
USD	888,921	SGD	1,185,109	Goldman Sachs & Co.	9/19/18	17,632
USD	1,408,402	THB	44,885,781	Goldman Sachs & Co.	9/19/18	55,119
TRY	9,376,808	USD	1,949,927	Goldman Sachs & Co.	9/19/18	(85,688)
USD	1,824,929	TRY	8,974,271	Goldman Sachs & Co.	9/19/18	40,720
ZAR	5,143,738	USD	369,681	UBS AG	9/19/18	18,558
USD	1,253,290	ZAR	16,180,347	UBS AG	9/19/18	32,031
USD	18,646,992	ZAR	240,257,174	UBS AG	9/19/18	512,880
USD	1,967,981	ZAR	26,100,353	UBS AG	9/19/18	(2,019)
USD	445,270	ZAR	6,069,919	UBS AG	9/19/18	(12,875)
						$(2,937,009)

FUTURES CONTRACTS PURCHASED
Reference Entity	Contracts	Expiration Date		Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-BTP Italian Government 10-Year Bonds	58	September 2018	EUR	5,800,000	$8,633,778	$4,867
Euro-Bund 10-Year Bonds	41	September 2018	EUR	4,100,000	7,746,686	37,326
Euro-OAT 10-Year Bonds	71	September 2018	EUR	7,100,000	12,763,256	120,019
Japanese 10-Year Government Bonds	13	September 2018	JPY	1,300,000,000	17,519,742	6,859
Japanese 10-Year Mini Government Bonds	110	September 2018	JPY	1,100,000,000	14,810,625	(6,985)
Korean Treasury 10-Year Bonds	114	September 2018	KRW	11,400,000,000	12,347,240	137,373
					$73,821,327	$299,459

FUTURES CONTRACTS SOLD
Reference Entity	Contracts	Expiration Date		Notional Amount	Underlying Contract Value	Unrealized Appreciation (Depreciation)
Euro-Bobl 5-Year Bonds	302	September 2018	EUR	30,200,000	$46,477,240	$(30,530)
U.K. Gilt 10-Year Bonds	108	September 2018	GBP	10,800,000	17,390,546	(174,522)
U.S. Treasury 10-Year Ultra Notes	223	September 2018	USD	22,300,000	28,345,391	16,920
U.S. Treasury 2-Year Notes	80	September 2018	USD	16,000,000	16,910,000	36,070
U.S. Treasury 5-Year Notes	284	September 2018	USD	28,400,000	32,127,500	48,345
U.S. Treasury Long Bonds	78	September 2018	USD	7,800,000	11,151,562	29,992
					$152,402,239	$(73,725)

CENTRALLY CLEARED CREDIT DEFAULT SWAP AGREEMENTS§
Reference Entity	Type‡	Fixed Rate Received (Paid)	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value^
Markit CDX North America High Yield Index Series 30	Sell	5.00%	6/20/23	$19,580,000	$1,245,006	$242,311	$1,487,317
§Credit default swap agreements enable the fund to buy/sell protection against a credit event of a specific issuer or index. As a seller of credit protection against a security or basket of securities, the fund receives an upfront and/or periodic payment to compensate against potential default events. The fund may attempt to enhance returns by selling protection.

‡The maximum potential amount the fund could be required to deliver as a seller of credit protection if a credit event occurs as defined under the terms of the agreement is the notional amount. The maximum potential amount may be partially offset by any recovery values of the reference entities and upfront payments received upon entering into the agreement.

^The value for credit default swap agreements serve as an indicator of the current status of the payment/performance risk and represent the likelihood of an expected liability or profit at the period end. Increasing values in absolute terms when compared to the notional amount of the credit default swap agreement represent a deterioration of the referenced entity's credit soundness and an increased likelihood or risk of a credit event occurring as defined in the agreement.

CENTRALLY CLEARED TOTAL RETURN SWAP AGREEMENTS
Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Premiums Paid (Received)	Unrealized Appreciation (Depreciation)	Value
CPURNSA	Receive	2.24%	11/15/26	$2,200,000	$524	$27,519	$28,043
CPURNSA	Receive	2.28%	11/16/26	$2,200,000	524	20,465	20,989
CPURNSA	Receive	2.27%	11/21/26	$2,200,000	523	21,263	21,786
CPURNSA	Receive	2.17%	5/10/27	$7,500,000	407	139,403	139,810
					$1,978	$208,650	$210,628

INTEREST RATE SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount		Value*
Goldman Sachs & Co.	BUBOR06M	Receive	0.82%	6/18/20	HUF	2,570,000,000	$(2,287)
Morgan Stanley	BUBOR06M	Receive	0.82%	6/15/20	HUF	1,267,000,000	(2,272)
Morgan Stanley	BUBOR06M	Receive	0.97%	6/21/20	HUF	1,343,000,000	(14,246)
							$(18,805)
*Amount represents value and unrealized appreciation (depreciation).

TOTAL RETURN SWAP AGREEMENTS
Counterparty	Floating Rate Index	Pay/Receive Floating Rate Index	Fixed Rate	Termination Date	Notional Amount	Value*
Bank of America N.A.(9)	CPURNSA	Receive	2.22%	4/13/27	$1,800,000	$21,641
Barclays Bank plc	CPURNSA	Receive	2.25%	11/15/26	$2,000,000	24,517
Barclays Bank plc	CPURNSA	Receive	2.28%	11/16/26	$2,000,000	18,276
Barclays Bank plc	CPURNSA	Receive	2.26%	11/21/26	$2,000,000	21,504
Goldman Sachs & Co.	CPURNSA	Receive	2.25%	11/15/26	$2,200,000	27,615
Goldman Sachs & Co.	CPURNSA	Receive	2.28%	11/16/26	$2,200,000	19,887
Goldman Sachs & Co.	CPURNSA	Receive	2.28%	11/21/26	$2,200,000	19,879
						$153,319
*Amount represents value and unrealized appreciation (depreciation).

NOTES TO SCHEDULE OF INVESTMENTS
AUD	-	Australian Dollar
BUBOR06M	-	6-month Budapest Interbank Offered Rate
CAD	-	Canadian Dollar
CDX	-	Credit Derivatives Indexes
CHF	-	Swiss Franc
CLP	-	Chilean Peso
CPURNSA	-	U.S. Consumer Price Index Urban Consumers Not Seasonally Adjusted Index
CZK	-	Czech Koruna
DKK	-	Danish Krone
EUR	-	Euro
FHLMC	-	Federal Home Loan Mortgage Corporation
FNMA	-	Federal National Mortgage Association
GBP	-	British Pound
HKD	-	Hong Kong Dollar
HUF	-	Hungarian Forint
IDR	-	Indonesian Rupiah
ILS	-	Israeli Shekel
JPY	-	Japanese Yen
KRW	-	South Korean Won
LIBOR	-	London Interbank Offered Rate
MTN	-	Medium Term Note
MXN	-	Mexican Peso
MYR	-	Malaysian Ringgit
NOK	-	Norwegian Krone
NZD	-	New Zealand Dollar
PEN	-	Peruvian Sol
PHP	-	Philippine Peso
PLN	-	Polish Zloty
resets	-	The frequency with which a security's coupon changes, based on current market conditions or an underlying index.
RUB	-	Russian Ruble
SEK	-	Swedish Krona
SEQ	-	Sequential Payer
SGD	-	Singapore Dollar
THB	-	Thai Baht
TRY	-	Turkish Lira
USD	-	United States Dollar
VRN	-	Variable Rate Note. Interest reset date is indicated. Rate shown is effective at the period end.
ZAR	-	South African Rand

(1)
Security was purchased pursuant to Rule 144A under the Securities Act of 1933 and may be sold in transactions exempt from registration, normally to qualified institutional investors. The aggregate value of these securities at the period end was $149,617,949, which represented 21.9% of total net assets.

(2)	Coupon rate adjusts periodically based upon a predetermined schedule. Interest reset date is indicated. Rate shown is effective at the period end.

(3)	Final maturity date indicated, unless otherwise noted.

(4)	The interest rate resets periodically based on the weighted average coupons of the underlying mortgage-related or asset-backed obligations.

(5)
The interest rate on a bank loan obligation adjusts periodically based on a predetermined schedule. Rate shown is effective at period end. The maturity date on a bank loan obligation may be less than indicated as a result of contractual or optional prepayments. These prepayments cannot be predicted with certainty. Final maturity date is indicated.

(6)	The interest rate will be determined upon settlement of the bank loan obligation after period end.

(7)
Security, or a portion thereof, has been pledged at the custodian bank or with a broker for collateral requirements on forward foreign currency exchange contract, future contracts and/or swap agreements. At the period end, the aggregate value of securities pledged was $3,937,606.

(8)	The rate indicated is the yield to maturity at purchase.

(9)	Collateral has been received at the custodian bank for collateral requirements on swap agreements. At the period end, the aggregate value of securities received was $15,483.

SUPPLEMENTARY NOTES TO SCHEDULE OF INVESTMENTS

1. Investment Valuations

The fund determines the fair value of its investments and computes its net asset value per share at the close of regular trading (usually 4 p.m. Eastern time) on the New York Stock Exchange (NYSE) on each day the NYSE is open. The Board of Trustees has adopted valuation policies and procedures to guide the investment advisor in the fund’s investment valuation process and to provide methodologies for the oversight of the fund’s pricing function.

Fixed income securities are valued at the evaluated mean as provided by independent pricing services or at the mean of the most recent bid and asked prices as provided by investment dealers. Sovereign governments and agencies, corporate bonds, bank loan obligations and U.S. Treasury and Government Agency securities are valued using market models that consider trade data, quotations from dealers and active market makers, relevant yield curve and spread data, creditworthiness, trade data or market information on comparable securities, and other relevant security specific information. Mortgage-related and asset-backed securities are valued based on models that consider trade data, prepayment and default projections, benchmark yield and spread data and estimated cash flows of each tranche of the issuer. Collateralized loan obligations are valued based on discounted cash flow models that consider trade and economic data, prepayment assumptions and default projections. Fixed income securities initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

Open-end management investment companies are valued at the reported net asset value per share. Repurchase agreements are valued at cost, which approximates fair value. Exchange-traded futures contracts are valued at the settlement price as provided by the appropriate exchange. Swap agreements are valued at an evaluated mean as provided by independent pricing services or independent brokers. Forward foreign currency exchange contracts are valued at the mean of the appropriate forward exchange rate at the close of the NYSE as provided by an independent pricing service. Investments initially expressed in local currencies are translated into U.S. dollars at the mean of the appropriate currency exchange rate at the close of the NYSE as provided by an independent pricing service.

If the fund determines that the market price for an investment is not readily available or the valuation methods mentioned above do not reflect an investment’s fair value, such investment is valued as determined in good faith by the Board of Trustees or its delegate, in accordance with policies and procedures adopted by the Board of Trustees. In its determination of fair value, the fund may review several factors including, but not limited to, market information regarding the specific investment or comparable investments and correlation with other investment types, futures indices or general market indicators. Circumstances that may cause the fund to use these procedures to value an investment include, but are not limited to: an investment has been declared in default or is distressed; trading in a security has been suspended during the trading day or a security is not actively trading on its principal exchange; prices received from a regular pricing source are deemed unreliable; or there is a foreign market holiday and no trading occurred.

The fund monitors for significant events occurring after the close of an investment’s primary exchange but before the fund’s net asset value per share is determined. Significant events may include, but are not limited to: corporate announcements and transactions; governmental action and political unrest that could impact a specific investment or an investment sector; or armed conflicts, natural disasters and similar events that could affect investments in a specific country or region.

2. Fair Value Measurements

The fund’s investments valuation process is based on several considerations and may use multiple inputs to determine the fair value of the investments held by the fund. In conformity with accounting principles generally accepted in the United States of America, the inputs used to determine a valuation are classified into three broad levels.

• Level 1 valuation inputs consist of unadjusted quoted prices in an active market for identical investments.

• Level 2 valuation inputs consist of direct or indirect observable market data (including quoted prices for comparable investments, evaluations of subsequent market events, interest rates, prepayment speeds, credit risk, etc.). These inputs also consist of quoted prices for identical investments initially expressed in local currencies that are adjusted through translation into U.S. dollars.

• Level 3 valuation inputs consist of unobservable data (including a fund’s own assumptions).

The level classification is based on the lowest level input that is significant to the fair valuation measurement. The valuation inputs are not necessarily an indication of the risks associated with investing in these securities or other financial instruments.

The following is a summary of the level classifications as of period end. The Schedule of Investments provides additional information on the fund’s portfolio holdings.

	Level 1 ($)	Level 2 ($)	Level 3 ($)
Assets
Investment Securities
Sovereign Governments and Agencies	—	415,512,472	—
Corporate Bonds	—	180,078,364	—
Asset-Backed Securities	—	25,963,954	—
Collateralized Loan Obligations	—	17,852,603	—
Collateralized Mortgage Obligations	—	16,767,915	—
Bank Loan Obligations	—	13,545,887	—
Commercial Mortgage-Backed Securities	—	8,558,716	—
Temporary Cash Investments	15,618	10,221,710	—
	15,618	688,501,621	—
Other Financial Instruments
Futures Contracts	131,327	306,444	—
Swap Agreements	—	1,851,264	—
Forward Foreign Currency Exchange Contracts	—	1,412,158	—
	131,327	3,569,866	—
Liabilities
Other Financial Instruments
Futures Contracts	—	212,037	—
Swap Agreements	—	18,805	—
Forward Foreign Currency Exchange Contracts	—	4,349,167	—
	—	4,580,009	—

This schedule of investments provides information about the fund’s portfolio holdings as of the date on the schedule. It is unaudited, and American Century Investments assumes no obligation to update or supplement the schedule to reflect subsequent changes. More information is available in the fund’s most recent annual or semiannual shareholder report.

ITEM 2. CONTROLS AND PROCEDURES.

(a)
The registrant’s principal executive officer and principal financial officer have concluded that the registrant’s disclosure controls and procedures (as defined in Rule 30a-3(c) under the Investment Company Act of 1940) are effective based on their evaluation of these controls and procedures as of a date within 90 days of the filing date of this report.

(b)
There were no changes in the registrant’s internal control over financial reporting (as defined in Rule 30a-3(d) under the Investment Company Act of 1940) that occurred during the registrant’s last fiscal quarter that have materially affected, or are reasonably likely to materially affect, the registrant’s internal control over financial reporting.

ITEM 3. EXHIBITS.

Separate certifications by the registrant’s principal executive officer and principal financial officer, pursuant to Section 302 of the Sarbanes-Oxley Act of 2002 and Rule 30a-2(a) under the Investment Company Act of 1940, are filed and attached hereto as Exhibit 99.CERT.

SIGNATURES

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, the registrant has duly caused this report to be signed on its behalf by the undersigned, thereunto duly authorized.

Registrant:	American Century International Bond Funds

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President

Date:	September 27, 2018

Pursuant to the requirements of the Securities Exchange Act of 1934 and the Investment Company Act of 1940, this report has been signed below by the following persons on behalf of the registrant and in the capacities and on the dates indicated.

By:	/s/ Jonathan S. Thomas
	Name:	Jonathan S. Thomas
	Title:	President
(principal executive officer)

Date:	September 27, 2018

By:	/s/ R. Wes Campbell
	Name:	R. Wes Campbell
	Title:	Treasurer and
Chief Financial Officer
(principal financial officer)

Date:	September 27, 2018